UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-08685



                           ROCHDALE INVESTEMENT TRUST
               (Exact name of registrant as specified in charter)



                              570 LEXINGTON AVENUE
                             NEW YORK, NY 10022-6837
               (Address of principal executive offices) (Zip code)



                               LAURA CORSELL, ESQ
                     1400 NORTH PROVIDENCE ROAD, SUITE 6020
                                 MEDIA, PA 19063
                     (Name and address of agent for service)



                                 (800) 245-9888
               Registrant's telephone number, including area code



Date of fiscal year end: DECEMBER 31
                         -----------



Date of reporting period:  JUNE 30, 2004
                           -------------

ITEM 1. REPORT TO STOCKHOLDERS.





R O C H D A L E

                      I N V E S T M E N T     T R U S T





ROCHDALE LARGE GROWTH PORTFOLIO

ROCHDALE LARGE VALUE PORTFOLIO

ROCHDALE MID/SMALL GROWTH PORTFOLIO

ROCHDALE MID/SMALL VALUE

PORTFOLIO ROCHDALE ATLAS PORTFOLIO

ROCHDALE DIVIDEND & INCOME PORTFOLIO

ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO




SEMI-ANNUAL REPORT

JUNE 30, 2004

                           ROCHDALE INVESTMENT TRUST

                        ROCHDALE FUNDS SEMI-ANNUAL REPORT
                               TABLE OF CONTENTS




Letter to Shareholders . . . . . . . . . . . . . . . . . . . . . . . . . .  1

Total Return Tables . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6

Schedule of Investments . . . . . . . . . . . . . . . . . . . . . . . . . . 8

        Rochdale Large Growth Portfolio . . . . . . . . . . . . . . . . .   8

        Rochdale Large Value Portfolio . . . . . . . . . . . . . . . . . .  12

        Rochdale Mid/Small Growth Portfolio . . . . . . . . . . . . . . .   16

        Rochdale Mid/Small Value Portfolio . . . . . . . . . . . . . . . .  22

        Rochdale Atlas Portfolio . . . . . . . . . . . . . . . . . . . . .  29

        Rochdale Dividend & Income Portfolio . . . . . . . . . . . . . . .  34

        Rochdale Intermediate Fixed Income Portfolio . . . . . . . . . . .  37

Statements of Assets and Liabilities . . . . . . . . . . . . . . . . . . .  40

Statements of Operations . . . . . . . . . . . . . . . . . . . . . . . . .  42

Statements of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . 44

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . .  48

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . . . . . 55

Trustee and Officer Information . . . . . . . . . . . . . . . . . . . . . . 62






This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus for the Rochdale Investment Trust.

Past performance is not a guarantee of future results. Due to market volatility, fund performance may fluctuate substantially over the short-term and current performance may differ from that shown. Share price and returns will fluctuate, and investors may have a gain or loss when they redeem shares. Statements and other information in this report are dated and are subject to change.



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                            ROCHDALE INVESTMENT TRUST


                        ROCHDALE FUNDS SEMI-ANNUAL REPORT


July 20, 2004


Dear Shareholders:

We are pleased to report the performance of the Rochdale Funds for the six months ended June 30, 2004. Overall, the funds exhibited solid performance reflecting the growing economy, as equities exhibited more normal returns after the exceptional appreciation in 2003. Large and medium-size companies provided nice returns given the geopolitical uncertainty mitigating strong corporate profit growth. Small companies demonstrated their characteristic volatility with upside double-digit performance. Fixed income delivered lackluster returns amid fear of rising interest rates.

What a difference a year makes. Today, economic indicators are overwhelmingly positive and pointing to a continued and sustainable market recovery. Interest rates remain low, inflation is rising moderately, job creation has added over one million new jobs, and corporations are delivering higher earnings and significantly enhanced cash flows. These facts support our confidence that equities are likely to remain the best performing asset class over the next six to twelve months. Unfortunately, investors are hesitant to invest given uncertainty about rising interest rates 2003, the first six months of 2004 saw moderate stock appreciation across most equity categories. We are optimistic about the prospects for moderate U.S. economic growth in 2004 and 2005. By our estimation, we are now at the beginning of an expan-sionary phase, which we think will last two or more years. The lackluster year-to-date market performance amidst such strong economic factors may represent an excellent buying opportunity. The improved quality of earnings, healthy balance sheets, excellent productivity, moderate inflation, and reasonable price-to-earnings valuations make the equities markets the more appealing asset class.


BROAD MARKET INDEX PERFORMANCE
YEAR-TO-DATE THROUGH JUNE 30, 2004
---------------------------------------------------
                                             Total
Index                                        Return
---------------------------------------------------
S&P 500                                       3.44%
S&P MidCap 400                                6.09%
S&P SmallCap 600                             10.05%
Nasdaq Composite                              2.43%
MSCI All Country World ex USA                 4.10%
Lehman Aggregate Intermediate Bond            0.15%
---------------------------------------------------
SOURCE: BARRA; LIPPER

We continue to seek opportunities in those sectors and industries that are likely to benefit from the steady GDP growth we expect over the next six to twelve months. As always, we maintain our strategy of investing in companies that have predictable and reliable sources of revenues and earnings, quality management, reasonable valuations, and sustainable competitive advantages. We see good opportunities to invest in strong companies with reasonable valuations. In some cases, we will be taking profits on some companies whose fundamentals are not as well positioned for the economic upswing.

The uncertainty in the markets is likely to continue to weigh on all equities through the end of 2004, with rising interest rates and geopolitical concerns being the most significant. Our investment strategies focus on both the risk and return components of asset class exposure. In line with our managed risk strategy, we continue to minimize exposure to excessively volatile segments of the market. As a Rochdale investor, you know that each of our funds is built on a sound, time-tested selection methodology. We manage our funds with discipline, not letting market sentiments or headlines distract us from our long-term goals. Regardless of market conditions, an investor's best defense is always a well planned asset allocation strategy and well diversified portfolio. Your financial advisor can help assess the diversification and volatility of your portfolio and make adjustments as needed.



                                                                               1


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                                  ROCHDALE INVESTMENT TRUST



ROCHDALE LARGE GROWTH PORTFOLIO

The Large Growth Portfolio invests primarily in large U.S. companies within growth industries such as pharmaceuticals, technology, medical products, financial services, and retail. Growth industries typically exhibit stronger earnings growth during economic recoveries and provide for better opportunities to experience capital appreciation. During the six months ended June 30, 2004, Rochdale's Large Growth Portfolio rose 2.55%, surpassing the Lipper Large Growth Category Average, which rose 2.33%. After maintaining an overweight position in Technology stocks in the second half of 2003, the fund trimmed Technology exposure in January, which proved to be a timely move. Technology companies show signs of slowing business fundamentals relative to other sectors during an economic expansion. We will continue to be cautious on Technology stocks, as they generally have been plagued by speculation, unreasonable valuations, and excessive volatility. Fund performance has been enhanced by an overweight position in Medical Products, which have continued to provide consistent revenue and earnings growth, and underweight positions in Semiconductors and Drugs, which are less attractive given the current regulatory and political environment.


LARGE GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
----------------------------------------------------
                                         Percent of
Company                                  Net Assets
----------------------------------------------------
General Electric Co                         6.2%
Pfizer Inc                                  5.4%
Microsoft Corp                              5.2%
Intel Corp                                  3.7%
Johnson & Johnson Co                        3.5%
Wal-Mart Stores Inc                         3.5%
Cisco Systems Inc                           3.2%
Procter & Gamble Co                         3.1%
Coca-Cola Co                                2.7%
Altria Group Inc                            2.2%
----------------------------------------------------


ROCHDALE LARGE VALUE PORTFOLIO

The Large Value Portfolio invests primarily in select large U.S. companies across more economically sensitive industries including financial services, energy, and telecommunications. Value industries typically experience cyclical revenues and earnings and possess lower price-to-earnings ratios than their growth counterparts. During the six months ended June 30, 2004, our Large Value Portfolio rose 3.58%, exceeding the Lipper Large Value Category Average, which rose 3.24%. After maintaining an overweight position in Technology stocks in the second half of 2003, the fund reduced its Technology exposure in January, which boosted performance. Performance was further lifted by overweight positions in Industrials, which are reaping the benefits of a lower dollar, higher exports, and increased profitability from productivity enhancements. We also favor Property/Casualty Insurers, which are enjoying higher premiums. The fund benefited from an underweight position in Utilities, which, despite higher yields, exhibit lower price appreciation potential relative to the large-cap value universe. Exposure to Financials affected fund performance during the rapid rise in interest rates in April. Since then, we have been reducing our Financial sector exposure. Within Financials, we are focusing on commercial banking, which is showing positive loan growth, and expect it to benefit more than the retail banks from the overall US economic recovery. We also emphasize asset managers and investment banking, as global equity trading and investment banking activity have picked up dramatically in the last year, and we expect this trend to continue.


LARGE VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
----------------------------------------------------
                                          Percent of
Company                                   Net Assets
----------------------------------------------------
Citigroup Inc                               4.8%
Bank of America Corp                        4.1%
American International Group Inc            4.0%
Exxon Mobil Corp                            2.8%
Wells Fargo & Company                       2.4%
JP Morgan Chase & Company                   2.0%
Merrill Lynch & Co                          1.9%
Cendant Corporation                         1.8%
Hewlett-Packard Co                          1.7%
US Bancorp                                  1.7%
----------------------------------------------------


2


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                            ROCHDALE INVESTMENT TRUST



ROCHDALE MID/SMALL GROWTH PORTFOLIO

The Mid/Small Growth Portfolio invests primarily in small and medium-size U.S. companies across growth industries such as biotechnology, pharmaceuticals, and information services. During the six months ended June 30, 2004, the Mid/Small Growth Portfolio rose 6.96%, surpassing the Lipper Mid-Cap Growth Category Average, which rose 4.53%. After maintaining an overweight position in Technology stocks in the second half of 2003, the fund decreased its Technology exposure in January, which proved to be a timely move given sector volatility. Fund performance was further lifted by overweight positions in Medical Products, which have continued to provide consistent revenue and earnings growth, and Industrials, which still exhibit attractive valuations and growth prospects despite having rallied in recent months. The fund is underweight
Energy, which exhibited positive volatility in the first half of the year. In the Energy sector, we expect continued stock price volatility, spurred by speculation rather than fundamentals, so we are exercising caution given our emphasis on risk management. The fund is also underweight Consumer Staples, which we expect to lag relative to the faster growing cyclical companies as the U.S. economy grows at an above-par pace.

MID/SMALL GROWTH PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
----------------------------------------------------
                                        Percent of
Company                                 Net Assets
----------------------------------------------------
Gilead Sciences Inc                         1.2%
XTO Energy Inc                              1.2%
Legg Mason Inc                              1.2%
Coach Inc                                   1.1%
Dentsply International Inc                  1.0%
CDW Corp                                    1.0%
Ansys Inc                                   1.0%
Expeditors International of Washington Inc  1.0%
Shuffle Master Inc                          0.9%
Oxford Health Plans Inc                     0.9%
----------------------------------------------------



ROCHDALE MID/SMALL VALUE PORTFOLIO

The Mid/Small Value Portfolio invests primarily in small and medium-size U.S. companies across value industries including banks and insurance, energy, utilities, and basic materials. During the six months ended June 30, 2004, Rochdale's Mid/Small Value Portfolio rose 8.31%, outshining the Lipper Mid-Cap Value Category Average, which returned 7.16%. After maintaining an overweight position in Technology stocks in the second half of 2003, the fund cut back its Technology exposure in January, which proved to be a timely move. The fund outperformed by overweighting Industrials, which are on the rebound both domestically and globally, and underweighting Utilities and REITs, which exhibited price volatility amid concerns over rising interest rates. The fund is underweight Energy, which remains speculative given geopolitical concerns, and Consumer Staples, which we see as offering only select opportunities relative to Consumer Cyclicals in a rebounding economy. The stocks held in our portfolio and the stocks that we continue to buy are, in our view, the best multinationals in the segment that have higher exposure to discretionary spending and global growth.


MID/SMALL VALUE PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
----------------------------------------------------
                                        Percent of
Company                                 Net Assets
----------------------------------------------------
WR Berkley Corp                             1.5%
L-3 Communications Holdings Inc             1.3%
Associated Banc Corp                        1.1%
Tyson Foods Inc                             1.1%
D.R. Horton Inc                             1.0%
Precision Castparts Corp                    1.0%
PacifiCare Health Systems Inc               0.9%
Mercantile Bankshares Corp                  0.9%
Republic Services Inc                       0.8%
New York Community Bancorp Inc              0.8%
----------------------------------------------------




                                                                               3


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                            ROCHDALE INVESTMENT TRUST



ROCHDALE ATLAS PORTFOLIO

The Atlas Portfolio provides exposure to foreign economies across both developed and emerging markets through investment in countries with favorable macro-economic outlooks and that are likely to outperform relative to the world market. During the six months ended June 30, 2004, the fund performance was strong as it continued to participate in the global market turnaround and returned 4.27%, topping the Lipper International Category Average, which returned 3.76%. Year to date, the fund's top-performing country selections have been Mexico, Austria, and Japan. Japan, in particular, continues to positively surprise the market with constantly improving macroeconomic announcements and escalating GDP growth forecasts. Brazil, whose economy is steadily picking up steam after struggling for months to shake off last year's recession, was added to the portfolio in the second quarter; it has already added nicely to fund performance. The fund is overweight China and Korea, which are considered longer-term holdings that may take time to materialize. The Asia region, and particularly China, continues to have the brightest macroeconomic growth opportunities, and we see signs that growth will continue at a brisk pace. In addition, the robust exports and excellent valuations of Korea keep it a top-rated country in our rankings. In Europe, which has more tempered expectations for its economy, we are concentrating on firms with strong growth rates which are driven in part by exports to emerging markets.

ATLAS PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
------------------------------------------------------
                                            Percent of
Company                                     Net Assets
------------------------------------------------------
iShares MSCI Brazil Index Fund                 4.6%
Erste Bank der Oesterreichischen Spk AG        3.3%
Norsk Hydro ASA                                2.8%
China Petroleum & Chemical Corp                2.7%
Samsung Electronics Co Ltd                     2.6%
OMV AG                                         2.3%
Telekom Austria AG                             2.0%
Huaneng Power International Inc                2.0%
Cemex SA de CV                                 2.0%
Wal-Mart de Mexico SA                          2.0%
------------------------------------------------------



ROCHDALE DIVIDEND & INCOME PORTFOLIO

The primary objective of the Dividend & Income Portfolio is to provide significant income and long-term capital appreciation through investments primarily in common and preferred stocks and real estate investment trusts that have exhibited stable dividend history, potential for dividend growth, strong financial condition, and reasonable valuation. In addition to providing a reliable, low volatility income stream, the portfolio is designed to take advantage of favorable dividend tax rates. During the six months ended June 30, 2004, the fund rose 2.25%, compared to the Lipper Equity Income Category Average, which rose 3.15%. The Fund's performance was lower than other income-oriented strategies due to our heavier REIT representation. Following a very strong first quarter for the fund, interest rates increased in early April amid signs of strong economic growth, which heightened fears of inflation. This led to the worry of higher interest rates in the future, which caused a sell-off in interest rate sensitive stocks. As a result, the fund experienced higher than anticipated volatility in the second quarter, primarily in our REIT holdings. While the expectation of rising interest rates is well accepted by the market, it was the worry of large-scale moves in interest rates that sparked the REIT sell-off. However, reality shows that market expectations overreacted and have settled down to realistic expectations, causing REITs to stabilize and regain much of the lost ground. The Fund will continue to emphasize stocks with the potential to grow their dividends in an improving economy and maintain their dividends during modest economic environments. By stressing stocks with a strong potential to grow dividends, we believe the Fund is strategically positioned to benefit in the event of rising interest rates that may result from a strengthening economy.


DIVIDEND & INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
------------------------------------------------------
                                         Percent of
Company                                  Net Assets
Bank of America Corp                        2.7%
Exxon Mobil Corp                            2.2%
First Industrial Realty Trust Inc           2.2%
Washington Real Estate Investment Trust     2.1%
Chevron Texaco Corp                         2.1%
Nuveen Quality Preferred Income Fund II     2.1%
UST Inc                                     2.1%
Dow Chemical Co                             1.9%
Camden Property Trust                       1.9%
Nationwide Health Properties Inc            1.8%
------------------------------------------------------


4


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                            ROCHDALE INVESTMENT TRUST



ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO

The Intermediate Fixed Income Portfolio seeks to earn a total return comparable to that of a universe of investment-grade U.S. government, agency, and corporate bonds maturing in ten years or less. During the six months ended June 30, 2004, the Intermediate Fixed Income Portfolio fell 0.21%, in line with the Lipper Intermediate Investment Grade Category Average, which fell 0.08%. As expected, demand for bonds has continued to slow in an environment of equity market recovery and anticipated interest rate increases. However, this lower demand has been tempered at times during the last six months by concerns about weak spots in the U.S. economy, coupled with ongoing fear about terrorism. Corporate bond spreads are essentially unchanged from year end 2003. Our portfolio fared well as it continued to overweight corporate bonds. We have continued to reduce the duration of the portfolio in anticipation of rising interest rates.

INTERMEDIATE FIXED INCOME PORTFOLIO:
TOP TEN HOLDINGS AS OF JUNE 30, 2004
------------------------------------------------------
                                         Percent of
Issuer                                   Net Assets
------------------------------------------------------
Federal National Mortgage Association       23.8%
Federal Home Loan Bank                      10.3%
Federal Home Loan Mortgage Corp              8.4%
Transamerica Corp                            6.4%
International Lease Finance Corp             4.3%
SLM Corp                                     4.1%
May Department Stores Co                     3.2%
Chemical Bank                                2.3%
GTE North Inc                                2.2%
DTE Energy Co                                2.1%
------------------------------------------------------


We take our duty as stewards of clients' wealth very seriously, and we appreciate you making the Rochdale Funds a part of your investment portfolio. We hope you find reports such as this helpful in tracking the exposures in your portfolio. For more frequent updates, please call us at 1-800-245-9888 or visit our Web site at www.rochdale.com, where you can find details on current holdings, sector exposure, portfolio commentary, and more. We welcome your feedback.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
David J. Abella, CFA
PORTFOLIO MANAGERS



Lipper category averages track the total return performance of all funds within the respective Lipper category. One cannot invest directly in a category average.




                                                                               5


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
                                  ROCHDALE INVESTMENT TRUST



TOTAL RETURNS AS OF JUNE 30, 2004 (Unaudited)

                                                                  AS OF JUNE 30, 2004
                                             -----------------------------------------------------
                                                                         ANNUALIZED
                                                               -----------------------------------
                                             YEAR-TO-                                   SINCE
                                               DATE   ONE YEAR THREE YEARS FIVE YEARS INCEPTION(1)
                                             -------- -------- ----------- ---------- ------------
ROCHDALE LARGE GROWTH PORTFOLIO
      Return at NAV (2)                        2.55%    14.54%    (3.01%)     --       (8.32%)
      Return at POP (3)                       (3.36%)    7.93%    (4.91%)     --       (9.52%)
S&P 500/Barra Growth Index                     2.72%    16.02%    (1.09%)     --       (8.49%)
Lipper Large-Cap Growth Category Average       2.33%    15.53%    (4.85%)     --          N/A
--------------------------------------------------------------------------------------------------
ROCHDALE LARGE VALUE PORTFOLIO
      Return at NAV (2)                        3.58%    18.79%    (3.70%)     --       (1.84%)
      Return at POP (3)                       (2.39%)   11.94%    (5.59%)     --       (3.12%)
S&P 500/Barra Value Index                      4.17%    22.26%    (0.57%)     --        0.39%
Lipper Large-Cap Value Category Average        3.24%    19.19%     0.39%      --          N/A
--------------------------------------------------------------------------------------------------
ROCHDALE MID/SMALL GROWTH PORTFOLIO
      Return at NAV (2)                        6.96%    26.02%     3.04%      --        5.13%
      Return at POP (3)                        0.79%    18.75%     1.02%      --        3.76%
S&P MidCap 400/Barra Growth Index (71%) &
S&P SmallCap 600/Barra Growth Index (29%)      6.81%    26.06%     4.40%      --        3.45%
Lipper Mid-Cap Growth Category Average         4.53%    22.66%    (2.66%)     --         N/A
--------------------------------------------------------------------------------------------------
ROCHDALE MID/SMALL VALUE PORTFOLIO
      Return at NAV (2)                        8.31%    32.75%     8.15%      --       11.18%
      Return at POP (3)                        2.06%    25.10%     6.03%      --        9.72%
S&P MidCap 400/Barra Value Index (71%) &
      S&P SmallCap 600/Barra Value
  Index (29%)                                  7.63%    34.12%    10.17%      --       14.35%
Lipper Mid-Cap Value Category Average          7.16%    30.84%     8.62%      --         N/A
--------------------------------------------------------------------------------------------------
ROCHDALE ATLAS PORTFOLIO
      Return at NAV (2)                        4.27%    28.37%     6.03%     (0.83%)    4.92%
      Return at POP (3)                       (1.74%)   20.97%     3.95%     (2.00%)    3.84%
Dow Jones World Index ex US                    5.23%    33.78%     5.48%      0.97%     6.07%
MSCI All Country World ex USA Index            4.10%    32.50%     5.25%      0.91%     5.41%
Lipper International Multi-Cap Core
  Category Average                             3.76%    29.23%     2.70%      0.76%      N/A
--------------------------------------------------------------------------------------------------
ROCHDALE DIVIDEND & INCOME PORTFOLIO(4)
      Return at NAV (2)                        2.25%    15.71%    (5.67%)    (1.95%)   (0.61%)
      Return at POP (3)                       (3.65%)    9.04%    (7.52%)    (3.11%)   (1.76%)
Russell 3000 Value Index                       4.24%    22.14%     3.63%      2.62%     3.17%
Lipper Equity Income Category Average          3.15%    18.26%     1.57%      1.53%      N/A
--------------------------------------------------------------------------------------------------
ROCHDALE INTERMEDIATE FIXED
  INCOME PORTFOLIO
      Return at NAV (2)                       (0.21%)   (1.11%)    5.81%      --        6.76%
      Return at POP (3)                       (5.96%)   (6.81%)    3.74%      --        5.36%
Lehman Government/Credit
  Intermediate Index                          (0.11%)   (0.07%)    6.21%      --        7.25%
Lipper Intermediate Investment
  Grade Category Average                      (0.08%)    0.17%     5.57%      --          N/A
--------------------------------------------------------------------------------------------------

(1) The Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value and Intermediate Fixed began investing in Income Portfolios portfolio securities, pursuant to each of their guidelines, on December The Rochdale Atlas and Dividend & Income investment 31, 1999. Portfolios began investing in portfolio securities, pursuant to each of their investment guidelines, on October 2, 1998, and June 1, 1999, respectively.
(2) NAV (Net Asset Value) total returns do not include the effect of any sales charge.
(3) POP (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.
(4) Prior to 6/27/03, the Rochdale Dividend & Income Portfolio invested as the Rochdale Alpha Portfolio, with a different investment objective and an aggressive mid- and small-cap strategy.
      N/A - not available.
      Past performance is not predictive of future performance.


6



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                            ROCHDALE INVESTMENT TRUST



TOTAL RETURNS AS OF JUNE 30, 2004 (UNAUDITED), CONTINUED

INDEX DESCRIPTIONS

The Standard & Poor's (S&P) 500 Index represents 500 large U.S. companies. The S&P 500/Barra Growth Index represents companies of the S&P 500 with higher price-to-book ratios. The S&P 500/Barra Value Index represents companies of the S&P 500 with lower price-to-book ratios.

The S&P MidCap 400 and SmallCap 600 Indices represent 400 medium-size and 600 small companies, respectively. The S&P MidCap 400/Barra Growth and the S&P SmallCap 600/Barra Growth represent companies of the S&P MidCap 400 and the S&P Small Cap 600 with higher price-to-book ratios. The S&P MidCap 400/Barra Value and the S&P SmallCap 600/Barra Value represent companies of the S&P MidCap 400 and the S&P SmallCap 600 with lower price-to-book ratios.

The Dow Jones World Index ex US consists of approximately 3,800 securities listed on exchanges in 33 countries, excluding United States.

The Morgan Stanley Capital International (MSCI) All Country World ex USA Index comprises approximately 1,900 securities listed on exchanges in 48 countries, excluding the United States.

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Lehman Government/Credit Intermediate Index is an index consisting of publicly issued, dollar-denominated U.S. Government, agency, or investment grade corporate fixed income securities with maturities from 1 to 10 years.

The comparative market indices are not directly investable and are not adjusted to reflect expenses that the SEC requires to be reflected in the funds' performance.

LIPPER CATEGORY DESCRIPTIONS

Lipper categories are compiled by the Wall Street Journal, based on classifications by Lipper Inc., and are not directly investable.

Lipper Large-Cap Growth consists of funds that invest in large companies with long-term earnings that are expected to grow significantly faster than the earnings of stocks in major indexes. Funds normally have above-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth. As of June 30, 2004, the category consists of 1,097, 1,073, and 832 funds for the year-to-date, one- and three-year periods, respectively.

Lipper Large-Cap Value consists of funds that invest in large companies that are considered undervalued relative to major stock indexes based on price-to-earnings ratios, price-to-book ratios, or other factors. As of June 30, 2004, the category consists of 1,052, 1,019, and 832 funds for the year-to-date, one- and three-year periods, respectively.

Lipper Mid-Cap Growth consists of funds that invest in midsize companies with long-term earnings that are expected to grow significantly faster than the earnings of stocks in major indexes. Funds normally have above-average price-to-earnings ratios, price-to-book ratios, and three-year earnings growth. As of June 30, 2004, the category consists of 550, 533, and 422 funds for the year-to-date, one- and three-year periods, respectively.

Lipper Mid-Cap Value consists of funds that invest in midsize companies that are considered undervalued relative to major stock indexes based on price-to-earnings, price-to-book ratios, or other factors. As of June 30, 2004, the category consists of 509, 468, and 142 funds for the year-to-date, one- and three-year periods, respectively.

Lipper International Multi-Cap Core consists of funds that invest in securities of companies of various size outside of the U.S. As of June 30, 2004, the category consists of 890, 851, 683, and 501 funds for the year-to-date, one-, three- and five-year periods, respectively.

Lipper Equity Income consists of funds that seek high current income and growth of income by investing in equities. As of June 30, 2004, the category consists of 236, 201, 161, and 139 funds for the year-to-date, one-, three- and five-year periods, respectively.

Lipper Intermediate Investment Grade consists of funds that invest in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years. As of June 30, 2004, the category consists of 461, 438, and 342 funds for the year-to-date, one- and three-year periods, respectively.




                        ROCHDALE LARGE GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS  AT JUNE 30, 2004 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS: 99.4%
BASIC MATERIALS: 0.4%
1,499             Sigma-Aldrich Corp.                               $     89,355
                                                                    ------------

CONSUMER CYCLICALS: 9.8%
    1,066         Autozone, Inc.* ............................            85,387
    2,965         Best Buy Co., Inc. .........................           150,444
    3,454         Gap, Inc.(1) ...............................            83,760
    2,245         Harley-Davidson, Inc. ......................           139,055
    6,377         Home Depot, Inc. ...........................           224,470
    2,584         International Game Technology ..............            99,742
    4,419         Lowe's Companies, Inc. .....................           232,218
    1,546         NIKE, Inc. - Class B .......................           117,110
    3,300         Radioshack Corp. ...........................            94,479
    1,883         TJX Companies, Inc.(1) .....................            45,456
   13,512         Wal-Mart Stores, Inc. ......................           712,893
                                                                    ------------
                                                                       1,985,014
                                                                    ------------
CONSUMER NON CYCLICALS: 41.7%
    7,102         Abbott Laboratories ........................           289,478
    8,960         Altria Group, Inc. .........................           448,448
    6,240         Amgen, Inc.* ...............................           340,517
    3,024         Avon Products, Inc. ........................           139,527
    1,063         Becton, Dickinson & Co. ....................            55,063
    3,287         Biomet, Inc. ...............................           146,074
    5,432         Boston Scientific Corp.*(1) ................           232,490
    6,917         Bristol-Myers Squibb Co. ...................           169,467
    1,914         C.R. Bard, Inc. ............................           108,428
    3,694         Campbell Soup Company(1) ...................            99,295
    2,654         Cardinal Health, Inc.(1) ...................           185,913
   10,806         Coca-Cola Co. ..............................           545,487
    3,142         Colgate Palmolive Co. ......................           183,650
    1,114         Deluxe Corp. ...............................            48,459
      131         Eli Lilly & Co. ............................             9,158
    4,618         Equifax, Inc. ..............................           114,296
      549         Express Scripts, Inc.*(1) ..................            43,497
    2,565         Forest Laboratories, Inc.* .................           145,256
      838         Fortune Brands, Inc. .......................            63,210
    2,361         Guidant Corp. ..............................           131,933
    2,105         H&R Block, Inc. ............................           100,366
   12,814         Johnson & Johnson Co. ......................           713,740
    2,194         McCormick & Company, Inc. ..................            74,596
    6,166         Medtronic, Inc. ............................           300,408
    4,822         Merck & Co., Inc. ..........................           229,045
    1,237         Moody's Corp. ..............................            79,984
    2,872         Paychex, Inc. ..............................            97,303
    7,529         PepsiCo, Inc. ..............................           405,663
   31,602         Pfizer, Inc. ...............................         1,083,317

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

8


                           ROCHDALE LARGE GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS  AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                 Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, CONTINUED
    11,502      Procter & Gamble Co. ...........................      $  626,169
     5,449      Sara Lee Corp. .................................         125,273
     1,881      St. Jude Medical, Inc.*(1) .....................         142,298
     3,570      Stryker Corp. ..................................         196,350
     4,038      Sysco Corp.(1) .................................         144,843
     2,135      The Clorox Co. .................................         114,820
     3,863      UnitedHealth Group, Inc. .......................         240,472
     3,073      UST, Inc. ......................................         110,628
     1,952      Zimmer Holdings, Inc.* .........................         172,166
                                                                      ----------
                                                                       8,457,087
                                                                      ----------
FINANCIAL SERVICES: 5.9%
     6,570      American Express Co. ...........................         337,567
     2,332      Federal National Mortgage Association ..........         166,412
     3,227      Federated Investors, Inc. - Class B ............          97,907
     3,561      Marsh & McLennan Companies, Inc. ...............         161,598
     3,459      Nasdaq-100 index Tracking Stock(1) .............         130,681
     1,861      North Fork Bancorporation, Inc.(1) .............          70,811
     3,894      SLM Corp. ......................................         157,512
     1,621      T Rowe Price Group, Inc.(1) ....................          81,698
                                                                      ----------
                                                                       1,204,186
                                                                      ----------
INDUSTRIALS: 13.0%
     1,035      3M Co. .........................................          93,160
     1,716      American Standard Companies, Inc.* .............          69,172
     1,622      Ball Corp. .....................................         116,865
     1,118      Black & Decker Corp.(1) ........................          69,461
     2,350      Danaher Corp.(1) ...............................         121,848
     2,469      Emerson Electric Co. ...........................         156,905
    38,633      General Electric Co. ...........................       1,251,709
     3,980      Rockwell Collins, Inc. .........................         132,614
     1,767      Sealed Air Corp.*(1) ...........................          94,128
     2,661      United Parcel Service, Inc. ....................         200,027
     2,471      United Technologies Corp. ......................         226,047
     2,227      Waters Corp.* ..................................         106,406
                                                                      ----------
                                                                       2,638,342
                                                                      ----------
RETAIL: 0.4%
     3,571      Dollar General Corp. ...........................          69,849
                                                                      ----------

TECHNOLOGY: 21.0%
     3,098      Adobe Systems, Inc. ............................         144,057
     2,067      Analog Devices, Inc. ...........................          97,314
     3,358      Applied Materials, Inc.* .......................          65,884
     1,594      Autodesk, Inc. .................................          68,239
     1,988      Automatic Data Processing, Inc. ................          83,257
     4,674      Citrix Systems, Inc.* ..........................          95,163
    11,246      Dell, Inc.* ....................................         402,832

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                               9


                         ROCHDALE LARGE GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS  AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

TECHNOLOGY, CONTINUED
      3,082     Electronic Arts, Inc.* .........................     $   168,123
      4,497     First Data Corp. ...............................         200,206
      2,966     IMS Health, Inc. ...............................          69,523
     27,117     Intel Corp. ....................................         748,429
      3,653     International Business Machines Corp. (IBM) ....         322,012
      2,174     Intuit, Inc.* ..................................          83,873
      2,395     Lexmark International Group, Inc.* .............         231,189
     36,459     Microsoft Corp. ................................       1,041,269
     24,132     Oracle Corp.* ..................................         287,895
      6,388     Texas Instruments, Inc. ........................         154,462
                                                                     -----------
                                                                       4,263,727
                                                                     -----------
TELECOMMUNICATIONS: 7.2%
     27,220     Cisco Systems, Inc.* ...........................         645,114
      1,434     McGraw-Hill Companies, Inc. ....................         109,801
      1,600     Meredith Corp. .................................          87,936
        960     Monster Worldwide, Inc.* .......................          24,691
      5,034     Nextel Communications, Inc.* ...................         134,206
      1,931     Omnicom Group, Inc. ............................         146,544
      3,244     Qualcomm, Inc. .................................         236,747
      1,884     Symantec Corp.* ................................          82,482
                                                                     -----------
                                                                       1,467,521
                                                                     -----------

TOTAL COMMON STOCKS
                (cost $18,005,597) .............................      20,175,081
                                                                     -----------










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

10





                         ROCHDALE LARGE GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS  AT JUNE 30, 2004 (Unaudited), Continued

  Principal Amount                                                      Value
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
      FROM SECURITIES LENDING: 7.5%

COMMERCIAL PAPER: 3.3%
$ 338,407    Bear Stearns & Co., 1.650%, 7/7/04 .................    $  338,407
  338,423    Four Winds Funding, 1.750%, 7/1/04 .................       338,423
                                                                     -----------
                                                                        676,830
                                                                     -----------
REPURCHASE AGREEMENT: 4.2%
  855,385    Lehman Brothers Triparty Agreement, 1.580%,
               7/1/04(2) ........................................       855,385

TOTAL INVESTMENTS PURCHASED WITH CASH
      PROCEEDS FROM SECURITIES LENDING
      (cost $1,532,215) .........................................     1,532,215
                                                                     ----------

TOTAL INVESTMENTS
      (cost $19,537,812), 106.9% ................................    21,707,296
LIABILITIES IN EXCESS OF OTHER ASSETS, (6.9%) ...................    (1,407,836)
                                                                    -----------
NET ASSETS, 100.0%                                                  $20,299,460
                                                                    ===========

*     Non-income producing security.
(1) This security or a portion of this security is out on Total loaned securities had a market value of loan at June 30, 2004. $1,486,556 at June
      30, 2004.
(2) Collaterized by $898,155 of various investment grade corporate bonds and commercial papers with interest rate of 1.0% to 9.0%.



























SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              11



                         ROCHDALE LARGE VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.4%
BASIC MATERIALS: 1.9%
    1,637       Georgia-Pacific Corp. ..........................       $  60,536
    5,530       Louisiana Pacific Corp. ........................         130,784
    1,799       Phelps Dodge Corp. .............................         139,440
    3,735       United States Steel Corp. ......................         131,173
                                                                       ---------
                                                                         461,933
                                                                       ---------
CONSUMER CYCLICALS: 9.5%
    5,813       Carnival Corp.(1) ..............................         273,211
    3,291       Centex Corp. ...................................         150,563
    5,108       CVS Corp. ......................................         214,638
    7,546       Dana Corp.(1) ..................................         147,902
    1,595       Federated Department Stores ....................          78,314
    9,899       Hasbro, Inc. ...................................         188,081
    5,014       Johnson Controls, Inc. .........................         267,647
    2,152       Jones Apparel Group, Inc. ......................          84,961
    3,164       Liz Claiborne, Inc. ............................         113,841
    3,150       PACCAR, Inc. ...................................         182,668
    2,772       Pulte Corp.(1) .................................         144,227
    1,803       Reebok International, Ltd. .....................          64,872
    2,531       Sears, Roebuck & Co.(1) ........................          95,571
    1,803       VF Corp. .......................................          87,806
   13,987       Visteon Corp. ..................................         163,228
                                                                       ---------
                                                                       2,257,530
                                                                       ---------
CONSUMER NON CYCLICALS: 11.0%
    1,880       Aetna, Inc. ....................................         159,800
    3,642       AmerisourceBergen Corp.(1) .....................         217,719
      610       Anthem, Inc.*(1) ...............................          54,632
    2,459       Bausch & Lomb, Inc. ............................         160,007
    1,605       Biogen Idec, Inc.* .............................         101,516
    4,888       Caremark Rx, Inc.* .............................         161,011
   17,569       Cendant Corp. ..................................         430,089
    2,561       Genzyme Corp.* .................................         121,212
    3,954       Humana, Inc. ...................................          66,823
   14,824       King Pharmaceuticals, Inc.* ....................         169,735
    4,212       Quest Diagnostics, Inc. ........................         357,809
    3,781       R.J. Reynolds Tobacco Holdings, Inc. ...........         255,558
    8,850       Supervalu, Inc. ................................         270,898
      797       Wellpoint Health Networks, Inc.* ...............          89,272
                                                                       ---------
                                                                       2,616,081
                                                                       ---------
CONSUMER NON-DURABLES: 1.3%
    3,587       Brunswick Corp. ................................         146,350
    2,073       McDonald's Corp. ...............................          53,898
    2,690       Stanley Works ..................................         122,610
                                                                       ---------
                                                                         322,858
                                                                       ---------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12



                         ROCHDALE LARGE VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

ENERGY: 6.9%
     3,380      ChevronTexaco Corp. ............................      $  318,092
    15,016      Exxon Mobil Corp. ..............................         666,861
     6,304      Marathon Oil Corp. .............................         238,543
     4,251      Occidental Petroleum Corp. .....................         205,791
    18,609      The Williams Companies, Inc. ...................         221,447
                                                                      ----------
                                                                       1,650,734
                                                                      ----------
FINANCIAL SERVICES: 54.6%
     4,814      ACE, Ltd. ......................................         203,536
     6,802      Aflac, Inc. ....................................         277,590
     2,265      AMBAC Financial Group, Inc. ....................         166,342
    13,367      American International Group, Inc. .............         952,800
    11,362      Bank of America Corp. ..........................         961,452
     5,591      Bank One Corp. .................................         285,141
     2,599      BB&T Corp. .....................................          96,085
     3,823      Capital One Financial Corp.(1) .................         261,417
     7,079      Charter One Financial, Inc. ....................         312,821
    24,538      Citigroup, Inc. ................................       1,141,017
     2,216      Comerica, Inc. .................................         121,614
     5,217      Countrywide Financial Corp. ....................         366,494
     3,609      First Horizon National Corp. ...................         164,101
     1,981      Franklin Resources, Inc. .......................          99,208
     2,192      Golden West Financial Corp. ....................         233,119
     3,592      Goldman Sachs Group, Inc. ......................         338,223
     3,515      Hartford Financial Services Group, Inc. ........         241,621
     4,209      Jefferson-Pilot Corp. ..........................         213,817
    12,122      JP Morgan Chase & Co. ..........................         469,970
     2,205      Lehman Brothers Holdings, Inc. .................         165,926
     2,170      Marshall & Ilsley Corp. ........................          84,825
     3,208      MBIA, Inc.(1) ..................................         183,241
    13,493      MBNA Corp. .....................................         347,984
     5,271      Mellon Bank Corp. ..............................         154,598
     8,166      Merrill Lynch & Co. ............................         440,801
     7,601      Metlife, Inc. ..................................         272,496
       724      MGIC Investment Corp. ..........................          54,923
     6,360      Morgan Stanley Dean Witter & Co. ...............         335,617
     6,194      National City Corp. ............................         216,852
     1,947      PNC Financial Services Group ...................         103,347
     2,770      Principal Financial Group, Inc.(1) .............          96,341
     4,058      Progressive Corp. ..............................         346,147
     2,644      Prudential Financial, Inc. .....................         122,867
     4,586      SouthTrust Corp. ...............................         177,983
     2,345      Suntrust Banks, Inc.(1) ........................         152,402
     7,225      The Allstate Corp. .............................         336,324
     2,457      The Bear Stearns Companies, Inc.(1) ............         207,150



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              13



                         ROCHDALE LARGE VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
      1,818      The Chubb Corp. ..............................      $   123,951
      2,444      The St. Paul Companies, Inc. .................           99,080
      4,551      Torchmark Corp. ..............................          244,844
      5,504      UnumProvident Corp. ..........................           87,514
     14,685      US Bancorp ...................................          404,719
      6,296      Wachovia Corp. ...............................          280,172
      7,706      Washington Mutual, Inc. ......................          297,760
     10,053      Wells Fargo & Co. ............................          575,333
      1,804      XL Capital, Ltd.(1) ..........................          136,130
      1,002      Zions Bancorporation .........................           61,573
                                                                     -----------
                                                                      13,017,268
                                                                     -----------
INDUSTRIALS: 5.7%
      5,478      B.F. Goodrich Co. ............................          177,104
      4,062      General Dynamics Corp. .......................          403,357
      5,123      Ingersoll-Rand Co. ...........................          349,952
     10,646      Masco Corp. ..................................          331,942
         17      Sanmina Corp.* ...............................              155
      3,024      Tyco International, Ltd.(1) ..................          100,215
                                                                     -----------
                                                                       1,362,725
                                                                     -----------
RETAIL: 1.0%
      4,347      May Department Stores Co. ....................          119,499
      2,601      Nordstrom, Inc. ..............................          110,829
                                                                     -----------
                                                                         230,328
                                                                     -----------
TECHNOLOGY: 4.0%
      3,428      Affiliated Computer Services, Inc.* ..........          181,478
     19,296      Hewlett-Packard Co. ..........................          407,146
      5,446      National Semiconductor Corp.*(1) .............          119,757
      9,632      SunGard Data Systems, Inc.* ..................          250,432
                                                                     -----------
                                                                         958,813
                                                                     -----------
TELECOMMUNICATIONS: 3.3%
      2,460      Andrew Corp.*(1) .............................           49,225
      5,115      BellSouth Corp. ..............................          134,115
      3,681      Gannett Co., Inc. ............................          312,333
      3,872      SBC Communications, Inc. .....................           93,896
      2,827      Scientific-Atlanta, Inc. .....................           97,531
      2,665      Verizon Communications, Inc. .................           96,446
                                                                     -----------
                                                                         783,546
                                                                     -----------
UTILITIES: 0.2%
      2,495      NiSource, Inc. ...............................           51,447
                                                                     -----------

TOTAL COMMON STOCKS
                 (cost $21,122,511) ...........................       23,713,263
                                                                     -----------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14



                         ROCHDALE LARGE VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

  Principal Amount                                                     Value
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH PROCEEDS
      FROM SECURITIES LENDING: 9.7%
COMMERCIAL PAPER: 4.3%
$ 508,776    Bear Stearns & Co., 1.650%, 7/7/04 .................    $  508,776
  508,751    Four Winds Funding, 1.750%, 7/1/04 .................       508,751
                                                                    -----------
                                                                      1,017,527
                                                                    -----------

REPURCHASE AGREEMENT: 5.4%
1,285,962    Lehman Brothers Triparty Agreement, 1.580%,
                7/1/04(2) .......................................     1,285,962
                                                                    -----------

TOTAL INVESTMENTS PURCHASED WITH CASH
      PROCEEDS FROM SECURITIES LENDING
      (cost $2,303,489) .........................................     2,303,489
                                                                    -----------

TOTAL INVESTMENTS
      (cost $23,426,000), 109.1% ................................    26,016,752
LIABILITIES IN EXCESS OF OTHER ASSETS, (9.1)% ...................    (2,167,954)
                                                                    -----------
NET ASSETS, 100.0% ..............................................   $23,848,798
                                                                    ===========









*     Non-income producing security.
(1) This security or a portion of this security is out on Total loaned securities had a market value of loan at June 30, 2004. $2,238,668 at June
      30, 2004.
(2) Collaterized by $1,350,260 of various investment grade corporate bonds and commercial papers with interest rate of 1.0% to 9.0%.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              15



                       ROCHDALE MID/SMALL GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS: 100.0%
BASIC MATERIALS: 1.8%
    3,271       Georgia Gulf Corp. .............................       $ 117,298
    2,184       MacDermid, Inc. ................................          73,928
    2,910       Cabot Microelectronics Corp.*(1) ...............          89,075
    2,476       Valspar Corp. ..................................         124,766
                                                                       ---------
                                                                         405,067
                                                                       ---------
CONSUMER CYCLICALS: 20.4%
    4,448       Abercrombie & Fitch Co.(1) .....................         172,360
    6,696       Applebee's International, Inc.* ................         154,142
    2,273       Arctic Cat, Inc. ...............................          62,576
    4,220       Arogosy Gaming Co.* ............................         158,672
    2,729       Brinker International, Inc.*(1) ................          93,113
    3,624       CDW Corp. ......................................         231,066
    2,647       CEC Entertainment, Inc.* .......................          78,113
    3,846       Chico's FAS, Inc.*(1) ..........................         173,685
    2,724       Claire's Stores, Inc. ..........................          59,111
    5,318       Coach, Inc.* ...................................         240,320
    3,779       Dollar Tree Stores, Inc.* ......................         103,658
    1,213       Ethan Allen Interiors, Inc.(1) .................          43,559
    1,712       GTECH Holdings Corp. ...........................          79,283
    2,220       Guitar Center, Inc.* ...........................          98,723
    1,248       Harman International Industries, Inc. ..........         113,568
    7,348       K-Swiss, Inc. ..................................         148,503
    3,692       Macrovision Corp.* .............................          92,411
    3,473       Michaels Stores, Inc. ..........................         191,015
    3,514       Multimedia Games, Inc.*(1) .....................          94,245
      966       Murphy Oil Corp. ...............................          71,194
      362       NVR, Inc.*(1) ..................................         175,280
    1,554       O'Reilly Automotive, Inc.*(1) ..................          70,241
    2,754       Oshkosh Truck Corp. ............................         157,832
    2,928       Outback Steakhouse, Inc. .......................         121,102
    2,023       Papa John's Intl., Inc.* .......................          59,759
    2,794       Polaris Industries, Inc.(1) ....................         134,112
    2,976       Quiksilver, Inc.* ..............................          70,859
    2,002       Regis Corp. ....................................          89,269
    5,986       Ross Stores, Inc. ..............................         160,185
    3,762       SCP Pool Corp.(1) ..............................         169,290
    5,808       Shuffle Master, Inc.*(1) .......................         210,888
    4,137       Sonic Corp.* ...................................          94,117
    2,453       The Timberland Co.* ............................         158,439
    4,200       Thor Industries, Inc. ..........................         140,532
    2,330       Toro Co. .......................................         163,263
    2,190       Williams-Sonoma, Inc.*(1) ......................          72,182
    3,363       Winnebago Industries, Inc.(1) ..................         125,373
                                                                       ---------
                                                                       4,632,040
                                                                       ---------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16




                       ROCHDALE MID/SMALL GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
CONSUMER NON CYCLICALS: 30.8%
   5,271     Rollins, Inc. ........................................    $ 121,286
   2,166     United Surgical Partners International Inc.* .........       85,492
     462     Teva Pharmaceutical Industries .......................       31,088
   3,393     Accredo Health, Inc.*(1) .............................      132,157
   2,870     American Medical Systems Holdings, Inc.* .............       96,719
   2,781     Amsurg Corp.* ........................................       69,887
   6,159     Apogent Technologies, Inc.* ..........................      197,088
   4,136     Apria Healthcare Group, Inc.* ........................      118,703
   3,236     Arbitron Inc.* .......................................      118,179
   5,094     Barr Laboratories, Inc. * ............................      171,668
   1,700     Biosite, Inc.*(1) ....................................       76,364
   2,152     Career Education Corp.* ..............................       98,045
   1,685     Centene Corp.* .......................................       64,957
   2,219     Cephalon, Inc.* ......................................      119,826
   2,763     Charles River Laboratories International, Inc.* ......      135,028
   4,403     ChoicePoint, Inc.* ...................................      201,041
   2,330     Coinstar, Inc.* (1) ..................................       51,190
   7,004     Corinthian Colleges, Inc.* ...........................      173,279
   2,709     Coventry Health Care, Inc.* ..........................      132,470
   7,574     Cytyc Corp.* (1) .....................................      192,152
   4,446     Dentsply International, Inc. .........................      231,637
   2,658     Diagnostic Products Corp. ............................      116,793
   3,583     Edwards Lifesciences Corp.* ..........................      124,868
   4,189     Fossil, Inc.* ........................................      114,150
   5,852     Gartner Group, Inc. - Class A* (1) ...................       77,363
   4,218     Gilead Sciences, Inc.* (1) ...........................      282,606
   2,357     Henry Schein, Inc.* ..................................      148,821
   2,722     Hillenbrand Industries, Inc. .........................      164,545
   5,761     Hormel Foods Corp. ...................................      179,167
     915     ICU Medical, Inc.* (1) ...............................       30,680
     973     IDEXX Laboratories, Inc.* (1) ........................       61,241
   3,105     ITT Educational Services, Inc.* ......................      118,052
   3,713     IVAX Corp.* ..........................................       89,075
   3,060     John H. Harland Co. ..................................       89,811
   2,263     Lincare Holdings, Inc.* (1) ..........................       74,362
   2,920     Memberworks, Inc.* (1) ...............................       86,490
   3,748     Mentor Corp.(1) ......................................      128,519
   3,921     NBTY, Inc.* ..........................................      115,238
   2,938     New England Business Service, Inc. ...................      129,272
   5,465     Odyssey HealthCare, Inc.* ............................      102,851
   2,574     Omnicare, Inc. .......................................      110,193
   3,762     Oxford Health Plans, Inc. ............................      207,060
   2,130     Patterson Dental Co.* ................................      162,924
   3,896     Pharmaceutical Product Development, Inc.* ............      123,776
   2,856     PolyMedia Corp.(1) ...................................       88,650
   5,182     Priority Healthcare Corp.* ...........................      118,927

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              17



                       ROCHDALE MID/SMALL GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------
CONSUMER NON CYCLICALS, CONTINUED
    8,327       Regeneron Pharmaceutical* ......................       $  87,683
    4,361       Renal Care Group, Inc.* ........................         144,480
    4,191       Rent-A-Center, Inc.* (1) .......................         125,437
    1,955       Respironics, Inc.* .............................         114,856
    4,871       Rewards Network, Inc.* .........................          43,839
    1,960       Sierra Health Services* ........................          87,612
    2,185       StarTek, Inc. ..................................          78,223
    4,870       Sybron Dental Specialties, Inc.* ...............         145,369
    2,568       Techne Corp.* ..................................         111,580
    1,804       The Scotts Co. - Class A* ......................         115,240
    2,914       Valassis Communications, Inc.* .................          88,790
    1,241       Varian Medical Systems, Inc.* ..................          98,473
    3,014       WD-40 Co. ......................................          90,239
                                                                       ---------
                                                                       6,995,511
                                                                       ---------
ENERGY: 3.5%
    2,994       Western Gas Resources, Inc. ....................          97,245
    1,627       CARBO Ceramics, Inc. ...........................         111,043
    3,106       Headwaters, Inc.* ..............................          80,539
    3,763       Maverick Tube Corp.* (1) .......................          98,816
    2,632       Patina Oil & Gas Corp. .........................          78,618
    1,349       Prima Energy Corp.* ............................          53,380
    9,257       XTO Energy, Inc. ...............................         275,766
                                                                       ---------
                                                                         795,407
                                                                       ---------
FINANCIAL SERVICES: 10.0%
    3,416       First BanCorp ..................................         139,202
    5,225       Arthur J. Gallagher & Co.(1) ...................         159,101
    2,181       Bank of Hawaii Corp. ...........................          98,625
    2,840       Brown & Brown, Inc. ............................         122,404
    1,046       City National Corp. ............................          68,722
    2,772       Community First Bankshares, Inc. ...............          89,231
    3,916       Compass Bancshares, Inc. .......................         168,388
    1,408       Cullen/Frost Bankers, Inc. .....................          63,008
    5,391       Eaton Vance Corp. ..............................         205,990
    1,718       First Midwest Bancorp, Inc. ....................          60,491
    2,823       Greenpoint Financial Corp. .....................         112,073
    3,411       Hudson United Bancorp ..........................         127,162
    3,288       Investors Financial Services Corp.(1) ..........         143,291
    2,905       Legg Mason, Inc. ...............................         264,384
    3,218       TCF Financial Corp. ............................         186,805
    6,842       Waddell & Reed Financial, Inc.(1) ..............         151,277
    2,052       Westamerica Bancorporation .....................         107,627
                                                                       ---------
                                                                       2,267,781
                                                                       ---------





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18



                       ROCHDALE MID/SMALL GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
INDUSTRIALS: 13.0%
    4,371     C.H. Robinson Worldwide, Inc. ......................     $ 200,367
      705     Carlisle Companies, Inc. ...........................        43,886
    1,545     CLARCOR, Inc. ......................................        70,761
      906     CUNO, Inc.* ........................................        48,335
    1,028     Cymer, Inc.* (1) ...................................        38,488
    3,442     Donaldson Co., Inc. ................................       100,851
    3,606     Energizer Holdings, Inc.* (1) ......................       162,270
    2,437     Engineered Support Systems, Inc. ...................       142,589
    4,494     Expeditors International of Washington, Inc.(1) ....       222,049
    2,154     Flir Systems, Inc.* ................................       118,255
    4,731     Graco, Inc. ........................................       146,898
    2,962     Heartland Express, Inc. ............................        81,040
      979     Hubbell, Inc. ......................................        45,729
    2,720     Intermagnetics General Corp.* ......................        92,562
    3,638     Itron, Inc.* (1) ...................................        83,456
    1,826     J.B. Hunt Transport Services, Inc.* ................        70,447
    1,548     Jacobs Engineering Group, Inc.* ....................        60,960
    2,980     Knight Transportation, Inc.* .......................        85,615
    3,417     Landstar System, Inc.* .............................       180,657
      401     Photon Dynamics, Inc.* .............................        14,063
    2,923     Rayovac Corp.* .....................................        82,136
    1,200     Rogers Corp.* ......................................        83,880
    3,361     Roper Industries, Inc. .............................       191,241
    3,021     Simpson Manufacturing Co., Inc. ....................       169,539
    2,539     Stericycle, Inc.* ..................................       131,368
    6,082     Tetra Tech, Inc.* ..................................        99,258
    6,397     Trimble Navigation, Ltd.* ..........................       177,773
       82     Wilson Greatbatch Technologies, Inc.* ..............         2,292
                                                                       ---------
                                                                       2,946,765
                                                                       ---------
TECHNOLOGY: 16.7%
    4,378     Cognizant Technology Solutions Corp.* ..............       111,245
    3,592     Global Imaging Systems, Inc.* ......................       131,683
    4,189     Mercury Computer Systems, Inc.* ....................       103,887
    5,614     Acxiom Corp.(1) ....................................       139,396
    4,830     Ansys, Inc.* .......................................       227,010
   17,912     Atmel Corp.* (1) ...................................       106,039
    8,564     Axcelis Technologies, Inc.* ........................       106,536
    6,836     Brooks Automation, Inc.*(1) ........................       137,745
    3,578     Catapult Communications Corp.* .....................        82,294
    2,950     Cerner Corp.* (1) ..................................       131,511
    3,431     Certegy, Inc. ......................................       133,123
    6,361     Cypress Semiconductor Corp.* .......................        90,263
    4,354     Dendrite International, Inc.* ......................        80,897
    2,030     Diebold, Inc. ......................................       107,326
    2,718     DST Systems, Inc.* .................................       130,709


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              19



                       ROCHDALE MID/SMALL GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------
TECHNOLOGY, CONTINUED
      2,699   FactSet Research Systems, Inc.(1) ..................   $   127,582
      4,167   Fair, Isaac and Company, Inc. ......................       139,094
      2,905   Global Payments, Inc. ..............................       130,783
      5,354   Helix Technology Corp. .............................       114,201
      3,383   Henry Jack & Associates, Inc. ......................        67,998
      4,964   Integrated Circuit Systems, Inc.* ..................       134,822
      2,091   Kronos, Inc.* ......................................        86,149
      6,348   Kulicke and Soffa Industries, Inc.* (1) ............        69,574
      5,377   Mentor Graphics Corp.* (1) .........................        83,182
      3,242   Microchip Technology, Inc. .........................       102,253
      3,597   Reynolds & Reynolds Co. ............................        83,199
      4,985   Sandisk Corp.* (1) .................................       108,125
      5,010   SEI Investments Co. ................................       145,490
      3,028   Silicon Laboratories, Inc.* (1) ....................       140,348
      7,028   Synopsys, Inc.* (1) ................................       199,806
      3,435   Take-Two Interactive Software, Inc.* ...............       105,248
      2,514   Talx Corp. .........................................        61,417
      1,918   Varian Semiconductor Equipment Associates, Inc.* ...        73,958
                                                                     -----------
                                                                       3,792,893
                                                                     -----------
TELECOMMUNICATIONS: 3.8%
      3,633   j2 Global Communications, Inc.* (1) ................       100,997
      3,168   ADVO, Inc. .........................................       104,291
      5,924   Harte Hanks, Inc. ..................................       144,605
      1,846   Macromedia, Inc.* ..................................        45,319
      2,672   Netegrity, Inc.* ...................................        22,605
      4,092   Plantronics, Inc.* .................................       172,273
         93   Washington Post Co. - Class B ......................        86,491
      2,766   WebEx Communications, Inc.* (1) ....................        60,188
      5,947   Westwood One, Inc.* ................................       141,539
                                                                     -----------
                                                                         878,308
                                                                     -----------
TOTAL COMMON STOCKS
              (cost $18,052,451) .................................    22,713,772
                                                                     -----------
















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20



                       ROCHDALE MID/SMALL GROWTH PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares/Principal Amount                                                   Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 1.2%
MONEY MARKET INVESTMENT: 1.2%
   267,685    Union Bank of California Money Market Fund           $    267,685
                                                                   ------------

TOTAL SHORT-TERM INVESTMENT
       (cost $267,685)                                                  267,685
                                                                   ------------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
  FROM SECURITIES LENDING: 22.6%
COMMERCIAL PAPER: 10.0%
$1,132,214    Bear Stearns & Co., 1.650%, 7/7/04                      1,132,214
 1,132,159    Four Winds Funding, 1.750%, 7/1/04                      1,132,159
                                                                   ------------
                                                                      2,264,373
                                                                   ------------
REPURCHASE AGREEMENT: 12.6%
 2,861,738    Lehman Brothers Triparty Agreement, 1.580%, 7/1/04 (2)  2,861,739
                                                                   ------------

TOTAL INVESTMENTS PURCHASED WITH CASH
       PROCEEDS FROM SECURITIES LENDING
       (cost $5,126,112)                                              5,126,112
                                                                   ------------

TOTAL INVESTMENTS
       (cost $23,446,248), 123.8%                                    28,107,569
LIABILITIES IN EXCESS OF OTHER ASSETS, (23.8)%                       (5,396,379)
                                                                   ------------
NET ASSETS, 100.0%                                                 $ 22,711,190
                                                                   ============

------------
*    Non-income producing security.
(1)  This security or a portion of this security is out on loan Total loaned securities had a market value of at June 30, 2004. $4,951,252 at June 30,
     2004.
(2)  Collaterized by $3,004,827 of various investment grade corporate bonds and commercial papers with interest rate of 1.0% to 9.0%.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              21



                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 99.9%
BASIC MATERIALS: 6.8%
    5,814      Airgas, Inc. .....................................      $ 139,013
    5,151      Brush Engineered Materials, Inc.* ................         97,354
    7,544      Buckeye Technologies, Inc.* ......................         86,756
    1,723      Cabot Corp. ......................................         70,126
    1,962      FMC Corp.* .......................................         84,582
    2,415      Lubrizol Corp. ...................................         88,437
    1,656      Minerals Technologies, Inc. ......................         96,048
    2,710      OM Group, Inc.* ..................................         89,457
    3,119      Penford Corp. ....................................         54,738
   11,386      PolyOne Corp.* ...................................         84,712
      970      Potlach Corp. ....................................         40,391
    2,353      Reliance Steel & Aluminum Co. ....................         94,873
    5,291      RPM, Inc. ........................................         80,423
    8,103      RTI International Metals, Inc.* ..................        129,243
    6,378      Ryerson Tull, Inc. ...............................        101,283
    2,182      Schweitzer - Mauduit International, Inc. .........         66,835
    3,840      Steel Dynamics, Inc.* ............................        109,939
    5,026      Steel Technologies, Inc. .........................        110,974
                                                                       ---------
                                                                       1,625,184
                                                                       ---------
CONSUMER CYCLICALS: 21.8%
    3,374      Angelica Corp. ...................................         84,721
    2,706      AnnTaylor Stores Corp.* ..........................         78,420
    7,708      Applica, Inc.* ...................................         68,601
    7,542      Ashworth, Inc.* ..................................         62,674
    4,627      Aztar Corp.* .....................................        129,556
    1,369      Bandag, Inc. .....................................         60,962
    2,933      Bassett Furniture Industries, Inc. ...............         63,822
    3,332      BJ's Wholesale Club, Inc.* (1) ...................         83,300
    2,823      Bob Evans Farms, Inc. ............................         77,294
    4,179      Borders Group, Inc. ..............................         97,956
    3,086      Borg-Warner, Inc.(1) .............................        135,074
    2,747      Brown Shoe Company, Inc. .........................        112,435
    3,110      Building Materials Holding Corp. .................         58,872
    3,244      Burlington Coat Factory Warehouse Corp. ..........         62,609
    5,619      Caesars Entertainment, Inc.* .....................         84,285
    4,261      Callaway Golf Co. ................................         48,320
    3,369      Cash America International, Inc. .................         77,487
    3,651      CBRL Group, Inc. .................................        112,633
    8,865      D.R. Horton, Inc. ................................        251,766
    3,596      Department 56, Inc.* .............................         55,378
    8,017      Enesco Group, Inc.* ..............................         71,832
    2,768      G&K Services, Inc. ...............................        111,246
    7,929      Goody's Family Clothing, Inc. ....................         82,224
    2,729      Haggar Corp. .....................................         54,989
    1,453      Hughes Supply, Inc. ..............................         85,625

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22



                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                  Value
--------------------------------------------------------------------------------
CONSUMER CYCLICALS, CONTINUED
    4,710       Insight Enterprises, Inc.* .....................       $  83,650
   10,972       Interface, Inc.* ...............................          95,786
    4,670       K2, Inc.* ......................................          73,319
    3,076       Kellwood Co. ...................................         133,960
    2,794       Landry's Seafood Restaurants, Inc. .............          83,513
    3,205       Lear Corp. .....................................         189,063
    4,024       Lennar Corp. ...................................         179,953
    3,008       Lone Star Steakhouse & Saloon, Inc. ............          81,788
    1,854       MDC Holdings, Inc.(1) ..........................         117,933
      513       Meritage Corp.* ................................          35,294
    2,362       Mohawk Industries, Inc.* .......................         173,205
    2,056       Neiman Marcus Group, Inc.* .....................         114,416
    3,827       Pep Boys - Manny, Moe & Jack ...................          97,014
   14,808       Pinnacle Entertainment, Inc.* ..................         186,729
    8,526       Prime Hospitality Corp.* .......................          90,546
    4,289       Ryan's Restaurant Group, Inc.* .................          67,766
    1,222       Ryland Group, Inc. .............................          95,560
    8,226       Saks, Inc. .....................................         123,390
    3,169       School Specialty, Inc.* (1) ....................         115,066
    5,111       ShopKo Stores, Inc.* ...........................          72,270
    1,316       Standard Pacific Corp. .........................          64,879
    5,990       Stride Rite Corp. ..............................          66,070
    3,394       TBC Corp.* .....................................          80,777
    2,925       Tech Data Corp.* ...............................         114,455
    2,799       The Cato Corp. .................................          62,838
    4,000       Toll Brothers, Inc.* ...........................         169,280
   23,792       Tower Automotive, Inc.* (1) ....................          86,603
    1,603       United Stationers, Inc.* .......................          63,671
    3,844       Watsco, Inc. ...................................         107,901
                                                                       ---------
                                                                       5,238,776
                                                                       ---------
CONSUMER NON CYCLICALS: 13.0%
    2,186       Alpharma, Inc. - Class A(1) ....................          44,769
   10,810       Arquile, Inc.* .................................          56,969
    3,034       CDI Corp. ......................................         104,976
    4,329       Central Parking Corp. ..........................          80,909
    1,780       CIMA Labs, Inc.* ...............................          60,039
    4,424       Conmed Corp.* ..................................         121,218
    4,019       Consolidated Graphics, Inc.* ...................         177,037
    2,827       Constellation Brands, Inc. - Class A* ..........         104,967
    7,623       Cross Country Healthcare, Inc.* ................         138,357
    8,441       Curative Health Services, Inc.* ................          73,099
    3,489       Dean Foods Co.* ................................         130,175
    3,153       Flowers Foods, Inc. ............................          82,451
    1,706       Invacare Corp. .................................          76,292
    2,183       J & J Snack Foods Corp.* .......................          89,132
    2,068       Laureate Education, Inc.* ......................          79,080

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              23



                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                 Value
--------------------------------------------------------------------------------

CONSUMER NON CYCLICALS, CONTINUED
    1,457       Maximus, Inc.* .................................       $  51,665
    5,487       Millennium Pharmaceuticals, Inc.* ..............          75,721
    2,293       Nash Finch Co. .................................          57,394
    2,782       NCO Group, Inc.* ...............................          74,252
    5,596       PacifiCare Health Systems, Inc.* (1) ...........         216,341
    4,789       Province Healthcare Co.* .......................          82,131
    3,131       RehabCare Group, Inc.* .........................          83,379
   14,215       Savient Pharmaceuticals, Inc.* .................          35,253
    6,033       Sola International, Inc.* ......................         103,949
    3,573       Sourcecorp* ....................................          98,329
    7,294       Spherion Corp.* ................................          73,961
    2,336       Sunrise Senior Living, Inc.* (1) ...............          91,431
    2,757       The J.M. Smucker Co.(1) ........................         126,574
   12,107       Tyson Foods, Inc.(1) ...........................         253,642
    4,151       United Rentals, Inc.* ..........................          74,261
    1,455       Universal Corp. ................................          74,118
    2,698       Viad Corp. .....................................          72,873
    2,034       Vital Signs, Inc. ..............................          59,067
                                                                       ---------
                                                                       3,123,811
                                                                       ---------
ENERGY: 5.1%
    2,013       Ensco International, Inc. ......................          58,578
    2,202       National Fuel Gas Co.(1) .......................          55,050
    1,285       Newfield Exploration Co.* ......................          71,626
    2,313       Oceaneering International, Inc.* ...............          79,220
    1,836       Peabody Energy Corp. ...........................         102,798
    2,019       Pioneer Natural Resources Co. ..................          70,827
    2,987       Pogo Producing Co. .............................         147,558
    2,164       Questar Corp. ..................................          83,617
    2,054       Spinnaker Exploration Co.* .....................          80,887
    1,549       Stone Energy Corp.* ............................          70,758
    4,018       Swift Energy Co.* ..............................          88,637
    2,488       Varco International, Inc.* .....................          54,462
    5,350       Veritas DGC, Inc.* (1) .........................         123,852
    3,044       Weatherford International, Ltd.* (1) ...........         136,919
                                                                       ---------
                                                                       1,224,789
                                                                       ---------
FINANCIAL SERVICES: 23.2%
    2,755       A.G. Edwards, Inc.(1) ..........................          93,753
    2,859       Allmerica Financial Corp.* .....................          96,634
    4,244       American Financial Group, Inc. .................         129,739
    5,139       AmeriCredit Corp.* .............................         100,365
    1,809       AmerUs Group Co.(1) ............................          74,893
    2,005       Anchor BanCorp Wisconsin, Inc. .................          53,012
    8,565       Associated Banc Corp. ..........................         253,781
    3,649       Astoria Financial Corp. ........................         133,480
    5,106       Banknorth Group, Inc. ..........................         165,843
    7,309       Colonial BancGroup, Inc. .......................         132,805

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24



                         ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
    2,410     Colonial Properties Trust ..........................     $  92,857
    2,490     Commercial Federal Corp. ...........................        67,479
    2,332     Everest Re Group, Ltd. .............................       187,400
    4,699     Fidelity National Financial, Inc. ..................       175,461
    3,141     First American Financial Corp. .....................        81,320
    3,228     Flagstar Bancorp, Inc.(1) ..........................        64,173
    2,920     Greater Bay Bancorp (1) ............................        84,388
    2,738     HCC Insurance Holdings, Inc. .......................        91,477
    4,745     Hibernia Corp. .....................................       115,303
    4,743     Horace Mann Educators Corp. ........................        82,908
    3,583     Independence Community Bank Corp. ..................       130,421
    3,367     IndyMac Bancorp, Inc.(1) ...........................       106,397
    2,568     Irwin Financial Corp. ..............................        67,795
    1,933     Jefferies Group, Inc. ..............................        59,768
      973     Kilroy Realty Corp. ................................        33,179
    1,418     MAF Bancorp, Inc. ..................................        60,520
    4,453     Mercantile Bankshares Corp. ........................       208,489
    9,871     New York Community Bancorp, Inc. ...................       193,768
    5,088     Ohio Casualty Corp.* ...............................       102,421
    6,403     Old Republic International Corp. ...................       151,879
    1,597     Philadelphia Consolidated Holding Corp. Pfd.* ......        95,932
    2,202     Protective Life Corp. ..............................        85,151
    2,602     Provident Bankshares Corp. .........................        75,042
    3,326     Radian Group, Inc. .................................       159,315
    4,194     Raymond James Financial, Inc.(1) ...................       110,931
    1,668     RLI Corp. ..........................................        60,882
    1,199     Shurgard Storage Centers, Inc. .....................        44,843
    4,772     Sovereign Bancorp, Inc. ............................       105,461
    1,630     Stancorp Financial Group, Inc. .....................       109,210
    2,642     Stewart Information Services Corp. .................        89,220
    1,854     Susquehanna Bancshares, Inc. .......................        46,647
    4,445     SWS Group, Inc. ....................................        68,008
    4,256     The PMI Group, Inc. ................................       185,221
    5,244     UICI* ..............................................       124,860
    8,223     W.R. Berkley Corp. .................................       353,178
    3,817     Washington Federal, Inc. ...........................        91,608
    1,674     Webster Financial Corp. ............................        78,711
    1,456     Whitney Holding Corp. ..............................        65,040
    7,239     World Acceptance Corp.* ............................       132,691
    2,033     Zenith National Insurance Corp. ....................        98,804
                                                                       ---------
                                                                       5,572,463
                                                                       ---------
INDUSTRIALS: 20.7%
    1,225     A.O. Smith Corp. ...................................        38,943
    7,939     AAR Corp.* .........................................        90,108
    2,275     AGCO Corp.* (1) ....................................        46,342
    1,941     Albany International Corp. .........................        65,140

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              25



                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

INDUSTRIALS, CONTINUED
   2,197       Alexander & Baldwin, Inc. ........................       $ 73,490
   1,958       Analogic Corp. ...................................         83,078
   3,762       Applied Industrial Technologies, Inc. ............        113,311
   1,796       AptarGroup, Inc. .................................         78,467
   2,697       Arrow Electronics, Inc.* .........................         72,334
   4,837       Astec Industries, Inc.* ..........................         91,081
   6,019       Avnet, Inc.* (1) .................................        136,631
   4,274       Belden, Inc. .....................................         91,592
   3,360       Checkpoint Systems, Inc.* ........................         60,245
   3,902       Commercial Metals Co. ............................        126,620
   1,587       Curtiss-Wright Corp. .............................         89,174
   4,133       DRS Technologies, Inc.* ..........................        131,843
   2,200       EDO Corp. ........................................         53,064
   3,149       Esterline Technologies Corp.* ....................         92,990
   5,018       Flowserve Corp.* .................................        125,149
   2,560       Gardner Denver, Inc.* ............................         71,424
   7,120       Gerber Scientific, Inc.* .........................         50,267
   1,599       Harsco Corp. .....................................         75,153
   6,577       IMCO Recycling, Inc.* ............................         86,948
   3,726       Kansas City Southern Industries, Inc.* ...........         57,753
   3,959       Kemet Corp.* (1) .................................         48,379
   4,688       L-3 Communications Holdings, Inc.(1) .............        313,158
   2,029       Lawson Products, Inc. ............................         77,406
   6,057       Methode Electronics, Inc. ........................         78,559
   2,322       Moog, Inc.* ......................................         86,169
   2,043       Mueller Industries, Inc. .........................         73,139
   4,396       Myers Industries, Inc. ...........................         61,984
   2,670       Offshore Logistics, Inc.* ........................         75,080
   2,497       Overseas Shipholding Group, Inc. .................        110,193
   3,800       Paxar Corp.* .....................................         74,176
   4,950       Pentair, Inc. ....................................        166,518
   4,177       Precision Castparts Corp. ........................        228,440
   2,511       Quanex Corp. .....................................        122,286
   6,889       Republic Services, Inc. ..........................        199,368
   3,744       Robbins & Myers, Inc. ............................         84,053
   1,476       Sequa Corp.* .....................................         86,302
   1,277       Swift Transportation Co. Inc.* ...................         22,922
   1,816       Texas Industries, Inc. ...........................         74,765
   2,191       Thomas Industries, Inc. ..........................         72,741
   3,913       Universal Forest Products, Inc. ..................        126,194
   2,615       URS Corp.* .......................................         71,651
   1,077       USF Corp. ........................................         37,835
   5,920       Vishay Intertechnology, Inc.* ....................        109,994
   2,787       Waste Connections, Inc.* .........................         82,662
   2,853       Watts Industries, Inc. ...........................         76,888
   4,711       Werner Enterprises, Inc. .........................         99,402

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26



                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------

INDUSTRIALS, CONTINUED
      7,532      Wolverine Tube, Inc.* ........................      $    82,099
      1,234      Woodward Governor Co. ........................           88,984
      3,172      York International Corp. .....................          130,274
                                                                     -----------
                                                                       4,962,768
                                                                     -----------
TECHNOLOGY: 3.2%
     12,816      Alliance Semiconductor Corp.* ................           76,255
     14,220      Captaris, Inc.* ..............................           91,861
      7,016      Credence Systems Corp.* (1) ..................           96,821
      7,687      Digi International, Inc.* ....................           82,405
      4,489      eFunds Corp.* ................................           78,557
      2,629      Fairchild Semiconductor Corp.* ...............           43,037
      1,964      Hutchinson Technology, Inc.* .................           48,295
      3,409      Integrated Device Technology, Inc.* ..........           47,181
      6,197      Intersil Holding Corp. .......................          134,227
      3,511      Standard Microsystems Corp.* .................           81,877
                                                                     -----------
                                                                         780,516
                                                                     -----------
TELECOMMUNICATIONS: 3.4%
      6,029      3Com Corp.* ..................................           37,681
      4,931      Audiovox Corp.* ..............................           83,235
      2,853      Belo Corp. ...................................           76,603
      1,559      Black Box Corp. ..............................           73,678
      3,451      Checkfree Corp* ..............................          103,530
      1,914      Harris Corp.(1) ..............................           97,136
      2,755      Information Holdings, Inc.* ..................           75,404
     10,791      PC-Tel, Inc.* ................................          127,334
      9,950      RF Micro Devices, Inc.* (1) ..................           74,625
      7,812      SymmetriCom, Inc.* ...........................           69,527
                                                                     -----------
                                                                         818,753
                                                                     -----------
UTILITIES: 2.7%
      3,732      Central Vermont Public Service Corp. .........           76,469
      2,033      Energen Corp. ................................           97,564
      1,917      Green Mountain Power Corp. ...................           50,034
      5,347      MDU Resources Group, Inc. ....................          128,488
      3,183      PNM Resources, Inc. ..........................           66,111
      2,563      Puget Energy, Inc.(1) ........................           56,155
      1,968      Southern Union Co.* ..........................           41,485
      3,095      Unisource Energy Corp. .......................           76,911
      2,178      WGL Holdings, Inc. ...........................           62,552
                                                                     -----------
                                                                         655,769
                                                                     -----------
TOTAL COMMON STOCKS
        (cost $19,927,624) ....................................       24,002,829
                                                                     -----------






SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              27



                       ROCHDALE MID/SMALL VALUE PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares/Principal Amount                                                 Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENT: 1.3%
MONEY MARKET INVESTMENT: 1.3%
   311,189    Union Bank of California Money Market Fund ......      $  311,189
                                                                    -----------

TOTAL SHORT-TERM INVESTMENT
       (cost $311,189) ........................................         311,189
                                                                    -----------

INVESTMENTS PURCHASED WITH CASH
       PROCEEDS FROM SECURITIES LENDING: 11.5%
COMMERCIAL PAPER: 5.1%
 $ 613,045    Bear Stearns & Co., 1.650%, 7/7/04 ..............         613,045
   613,015    Four Winds Funding, 1.750%, 7/1/04 ..............         613,015
                                                                    -----------
                                                                      1,226,060
                                                                    -----------
REPURCHASE AGREEMENT: 6.4%
 1,549,508    Lehman Brothers Triparty Agreement, 1.580%,
                7/1/04(2) .....................................       1,549,508
                                                                    -----------

TOTAL INVESTMENTS PURCHASED WITH CASH
       PROCEEDS FROM SECURITIES LENDING
       (cost $2,775,568) ......................................       2,775,568
                                                                    -----------

TOTAL INVESTMENTS
       (cost $23,014,381), 112.7% .............................      27,089,586
LIABILITIES IN EXCESS OF OTHER ASSETS, (12.7)% ................      (3,060,116)
                                                                    -----------
NET ASSETS, 100.0% ............................................     $24,029,470
                                                                    ===========

*    Non-income producing security.
(1) This security or a portion of this security is out on loan Total loaned securities had a market value of at June 30, 2004. $2,677,331 at June 30, 2004.
(2) Collaterized by $1,626,984 of various investment grade corporate bonds and commercial papers with interest rate of 1.0% to 9.0%.


























SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28



                            ROCHDALE ATLAS PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)

Shares                                                                 Value


COMMON STOCKS: 99.0%
AUSTRIA: 10.6%
     8,800   Erste Bank der Oesterreichischen Sparkassen AG .......   $1,382,212
    73,800   Immofinanz Immobilien Analgen* .......................      597,095
     5,000   OMV AG ...............................................      973,381
    56,000   Telekom Austria AG (1) ...............................      855,062
    19,600   Wienberger Baustoffindustr ...........................      682,244
                                                                      ----------
                                                                       4,489,994
                                                                      ----------
BRAZIL: 8.4%
     2,700   Banco Itau Holding Financeira SA .....................      125,928
    10,800   Cia Vale do Rio Doce, ADR ............................      513,540
    11,300   Companhia de Bebidas das Americas, ADR ...............      226,791
     8,000   Embraer - Empresa Brasileira de Aeronautica SA, ADR ..      228,720
   131,000   iShares MSCI Brazil Free Index Fund (1) ..............    1,927,010
    17,000   Petroleo Brasileiro SA, ADR ..........................      428,400
     4,500   Tele Nordeste Celular Participacoes S.A.(1) ..........      103,500
                                                                      ----------
                                                                       3,553,889
                                                                      ----------
CANADA: 1.7%
     8,200   Alcan Aluminium, Ltd. ................................      339,480
    11,100   Inco, Ltd.* (1) ......................................      383,616
                                                                      ----------
                                                                         723,096
                                                                      ----------
CHINA: 5.8%
    30,200   China Petroleum & Chemical Corp.(1) ..................    1,115,890
 1,192,000   China Southern Airlines Co., Ltd. ....................      469,935
   956,000   Huaneng Power International, Inc. ....................      851,842
                                                                      ----------
                                                                       2,437,667
                                                                      ----------
DENMARK: 0.8%
        47   A P Moller - Maersk A/S ..............................      323,117
                                                                      ----------

FRANCE: 2.9%
     6,400   Lagardere S.C.A ......................................      399,840
     5,300   Renault SA ...........................................      403,660
     6,200   Schneider Electric SA ................................      423,175
                                                                      ----------
                                                                       1,226,675
                                                                      ----------
GERMANY: 3.3%
     8,200   BASF AG, ADR (1) .....................................      441,570
    19,100   Epcos AG .............................................      398,532
    29,500   Infineon Technologies AG, ADR ........................      401,200
     4,700   MAN AG ...............................................      172,119
                                                                      ----------
                                                                       1,413,421
                                                                      ----------
HONG KONG: 5.6%
    46,350   China Mobile, Ltd./HK, ADR (1) .......................      702,666
 2,000,000   China Travel International Inv .......................      343,599
   268,000   Cosco Pacific, Ltd. ..................................      372,804
   680,000   Denway Motors, Ltd. ..................................      246,288

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              29



                                    ROCHDALE ATLAS PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                    Value
--------------------------------------------------------------------------------

HONG KONG, CONTINUED
  220,000     Li & Fung, Ltd. ....................................     $ 321,547
  205,000     Shanghai Industrial Holdings, Ltd. .................       377,157
                                                                       ---------
                                                                       2,364,061
                                                                       ---------
IRELAND: 6.8%
   54,800     Bank of Ireland ....................................       732,063
   36,500     CRH Plc ............................................       770,918
  233,000     Independent Newspapers Plc .........................       555,620
   31,400     Jurys Hotel Group Plc ..............................       397,309
   12,700     Ryanair Holdings Plc, ADR * (1) ....................       416,306
                                                                       ---------
                                                                       2,872,216
                                                                       ---------
JAPAN: 27.4%
   47,000     Aichi Machine Industry Co., Ltd. ...................       169,280
   13,000     Canon Sales Co., Inc. ..............................       180,378
    8,307     Canon, Inc., ADR (1) ...............................       443,594
   74,000     Daiho Corp. ........................................       165,477
   58,000     Daiwa Kosho Lease Co., Ltd. ........................       328,497
   21,000     Daiwabo Information System Co., Ltd.(1) ............       291,766
  104,000     Descente, Ltd. .....................................       415,562
   26,700     Edion Corp. ........................................       362,150
    6,000     Fanuc, Ltd. ........................................       357,971
  128,000     Gakken Co., Ltd. ...................................       296,788
   58,000     Hitachi, Ltd.(1) ...................................       399,193
   19,000     Intec, Inc. ........................................       137,910
   29,000     Izumiya Co., Ltd. ..................................       195,876
   22,000     Japan Securities Finance Co., Ltd. .................       137,910
   18,000     JSR Corp. ..........................................       338,175
   23,000     Kagoshima Bank, Ltd. ...............................       139,119
   42,000     Keiyo Co., Ltd. ....................................       219,017
   26,000     Kojima Co., Ltd.(1) ................................       370,050
  124,000     Kurabo Industries, Ltd. ............................       239,784
   47,000     Maeda Corp. ........................................       220,969
  104,600     Marudai Food Co., Ltd. .............................       208,980
   26,000     Mitsubishi Tokyo Financial Group, Inc., ADR ........       243,620
   35,000     Naigai Co., Ltd.* ..................................        34,642
   98,000     Nihon Yamamura Glass Co., Ltd. .....................       229,923
   34,200     Nippo Corp. ........................................       199,029
   63,000     Nippon Shinpan Co., Ltd. ...........................       252,889
   32,000     Nishimatsu Construction Co., Ltd. ..................       111,735
   64,000     Nisshin Oillio Group, Ltd.(1) ......................       290,922
  130,000     Nitto Boseki Co., Ltd. .............................       282,363
   20,000     Nomura Securities Co., Ltd. ........................       296,018
      198     NTT Docomo, Inc.(1) ................................       353,847
   56,000     Raito Kogyo Co., Ltd. ..............................       256,610
   25,000     Ryoyo Electro Corp. ................................       351,464
  131,000     Sanyo Special Steel Co., Ltd. ......................       250,919
   26,900     Seino Transportation Co., Ltd. .....................       277,838

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30



                            ROCHDALE ATLAS PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

JAPAN, CONTINUED
     47,000   Shiga Bank, Ltd. ...................................   $   255,428
      9,836   Sony Corp., ADR (1) ................................       374,260
         57   Sumitomo Mitsui Financial Group, Inc.(1) ...........       390,744
     69,300   Sumitomo Warehouse Co., Ltd.(1) ....................       293,421
     94,000   The Nippon Road Co., Ltd. ..........................       183,494
     90,000   The Nippon Synthetic Chemical Industry Co., Ltd. ...       211,153
     64,900   Toda Corp. .........................................       265,869
    100,000   Tokyo Rope Mfg. Co., Ltd. ..........................       168,629
      5,237   Toyota Motor Corp.(1) ..............................       427,444
                                                                     -----------
                                                                      11,620,707
                                                                     -----------
MEXICO: 9.5%
     20,800   America Movil SA de CV, ADR ........................       756,496
     29,023   Cemex SA de CV, ADR ................................       844,569
    103,000   Grupo Carso SA de CV ...............................       421,002
    100,000   Grupo Financiero Banorte SA de CV ..................       355,502
      8,600   Grupo Televisa SA, GDR .............................       389,322
     13,800   Telefonos de Mexico SA, ADR ........................       459,126
    278,000   Wal-Mart de Mexico SA ..............................       824,382
                                                                     -----------
                                                                       4,050,399
                                                                     -----------
NETHERLANDS: 2.0%
     23,300   ASM Lithography Holding NV (New York Registered)* ..       398,663
     15,900   Koninklijke (Royal) Philips Electronics NV .........       432,480
                                                                     -----------
                                                                         831,143
                                                                     -----------
NORWAY: 2.8%
     18,200   Norsk Hydro ASA ....................................     1,182,875
                                                                     -----------

SOUTH KOREA: 10.0%
     13,960   Hyundai Motor Co. ..................................       537,016
     19,600   Kookmin Bank, ADR ..................................       615,048
      9,200   LG Electronics, Inc. ...............................       436,313
     16,800   Posco, ADR .........................................       562,968
      2,610   Samsung Electronics Co., Ltd. ......................     1,077,430
      4,330   Samsung SDI Co., Ltd. ..............................       455,296
     26,800   SK Telecom, ADR (1) ................................       562,532
                                                                     -----------
                                                                       4,246,603
                                                                     -----------
SWEDEN: 1.0%
     14,200   Ericsson Tel, ADR ..................................       424,864
                                                                     -----------

SWITZERLAND: 0.4%
        620   Sulzer AG ..........................................       176,238
                                                                     -----------

TOTAL COMMON STOCKS
              (cost $35,672,192) .................................    41,936,965
                                                                     -----------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              31



                            ROCHDALE ATLAS PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS: 0.8%
MONEY MARKET INVESTMENT: 0.8%
   334,082    Highmark Diversified Money Market Fund ..........      $  334,082
                                                                    -----------

TOTAL SHORT-TERM INVESTMENTS
       (cost $334,082) ........................................         334,082
                                                                    -----------

INVESTMENTS PURCHASED WITH CASH PROCEEDS
       FROM SECURITIES LENDING: 21.0%
COMMERCIAL PAPER: 9.3%
$1,964,693    Bear Stearns & Co., 1.650%, 7/7/04 ..............       1,964,693
 1,964,598    Four Winds Funding, 1.750%, 7/1/04 ..............       1,964,598
                                                                    -----------
                                                                      3,929,291
                                                                    -----------

REPURCHASE AGREEMENT: 11.7%
 4,965,878    Lehman Brothers Triparty Agreement, 1.580%,
                7/1/04 (2) ....................................       4,965,878
                                                                    -----------

TOTAL INVESTMENTS PURCHASED WITH CASH
       PROCEEDS FROM SECURITIES LENDING
       cost $8,895,169) .......................................       8,895,169
                                                                    -----------

TOTAL INVESTMENT
       (cost $44,901,443): 120.8% .............................      51,166,216
LIABILITIES IN EXCESS OF OTHER ASSETS, (20.8%) ................      (8,815,928)
                                                                    -----------
NET ASSETS, 100.0% ............................................     $42,350,288
                                                                    ===========

*    Non-income producing security.
ADR  - American Depository Receipt.
(1) This security or a portion of this security is out on Total loaned securities had a market value of $8,511,353 at loan at June 30, 2004. June
     30, 2004.
(2) Collaterized by $5,214,175 of various investment grade corporate bonds and commercial papers with interest rate of 1.0% to 9.0%.























SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32



                            ROCHDALE ATLAS PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

                                                                       % of
Sector                                                               Net Assets
--------------------------------------------------------------------------------

Industrial ....................................................          21.9%
Consumer, Cyclical ............................................          18.7%
Financial .....................................................          18.4%
Special Purpose Entity ........................................          16.4%
Communications ................................................          13.8%
Energy ........................................................           8.7%
Basic Materials ...............................................           7.2%
Funds .........................................................           5.3%
Technology ....................................................           3.9%
Consumer, Non-cyclical ........................................           2.6%
Utilities .....................................................           2.0%
Diversified ...................................................           1.9%
                                                                        ------
Total Investments in Securities ...............................         120.8%
Liabilities in Excess of Other Assets .........................         -20.8%
                                                                        ------
Net Assets ....................................................         100.0%
                                                                        ======


















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              33



                      ROCHDALE DIVIDEND & INCOME PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)

Shares                                                                   Value
--------------------------------------------------------------------------------

COMMON STOCKS: 97.7%
BASIC MATERIALS: 5.0%
    8,353      Dow Chemical Co. .................................      $ 339,967
    2,950      Du Pont (E.I.) de Nemours and Co. ................        131,039
    6,652      Plum Creek Timber Co., Inc. ......................        216,722
    3,473      Weyerhaeuser Co. .................................        219,216
                                                                       ---------
                                                                         906,944
                                                                       ---------
CONSUMER CYCLICALS: 4.4%
    5,808      General Motors Corp. .............................        270,595
    3,600      Limited Brands ...................................         67,320
    5,936      May Department Stores Co. ........................        163,181
   22,200      Volume Services America Holdings, Inc. ...........        300,366
                                                                       ---------
                                                                         801,462
                                                                       ---------
CONSUMER NON CYCLICALS: 14.9%
    1,250      Altria Group, Inc. ...............................         62,563
   11,390      Bristol-Myers Squibb Co. .........................        279,055
   11,072      Conagra, Inc. ....................................        299,830
    1,000      Donnelley (R.R.) & Sons Co. ......................         33,020
    6,755      H.J. Heinz & Co. .................................        264,796
    6,546      Kraft Foods, Inc. ................................        207,377
    3,594      Landauer, Inc. ...................................        160,508
    8,116      Loews Corp. - Carolina Group .....................        199,248
    6,921      Merck & Co., Inc. ................................        328,748
    1,880      Procter & Gamble Co. .............................        102,347
    2,573      R.J. Reynolds Tobacco Holdings, Inc. .............        173,909
      875      Schering-Plough Corp. ............................         16,170
   10,227      UST, Inc. ........................................        368,172
    7,215      WD-40 Co. ........................................        216,017
                                                                       ---------
                                                                       2,711,760
                                                                       ---------
ENERGY: 10.1%
    3,964      Chevron Texaco Corp. .............................        373,052
    6,115      DTE Energy Co. ...................................        247,902
      326      Enbridge Energy Management LLC ...................         13,891
    5,426      Equitable Resources, Inc. ........................        280,578
    8,973      Exxon Mobil Corp. ................................        398,491
      610      Kinder Morgan Management LLC .....................         22,430
    8,386      National Fuel Gas Co. ............................        209,650
    6,106      Occidental Petroleum Corp. .......................        295,591
                                                                       ---------
                                                                       1,841,585
                                                                       ---------
FINANCIAL SERVICES: 24.5%
   15,780      ACM Income Fund, Inc. ............................        124,031
   26,420      Nuveen Quality Preferred Income Fund I ...........        371,201
    2,500      AmREIT ...........................................         16,575
    8,480      Amsouth Bancorporation ...........................        215,986
    5,726      Bank of America Corp. ............................        484,534
    2,525      BlackRock Limited Duration Income Trust ..........         46,662



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34



                      ROCHDALE DIVIDEND & INCOME PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value
--------------------------------------------------------------------------------

FINANCIAL SERVICES, CONTINUED
    2,700   Blackrock Preferred Opportunity Trust Fund ......          $  59,805
    4,120   BlackRock Strategic Bond Trust ..................             60,564
   12,234   Calamos Convertible Opportunities and Income Fund            240,887
    5,451   Comerica, Inc. ..................................            299,151
   16,170   First Commonwealth Financial Corp. ..............            209,725
    9,344   FirstMerit Corp. ................................            246,401
    1,400   General Growth Properties, Inc. .................             41,398
    7,603   KeyCorp .........................................            227,254
    5,096   National City Corp. .............................            178,411
    5,205   NBT Bancorp, Inc. ...............................            116,280
   10,039   People's Bank ...................................            312,715
    5,246   Sovran Self Storage, Inc. .......................            200,292
    5,869   Susquehanna Bancshares, Inc. ....................            147,664
    5,507   The St. Paul Companies, Inc. ....................            223,254
   19,910   Trustco Bank Corp. NY ...........................            260,821
    6,314   Union Planters Corp. ............................            188,220
    4,279   Whitney Holding Corp. ...........................            191,143
                                                                       ---------
                                                                       4,462,974
                                                                       ---------
INDUSTRIALS: 2.1%
      800   Cooper Industries, Ltd. .........................             47,528
    4,722   Federal Signal Corp. ............................             87,876
    6,097   General Electric Co. ............................            197,543
    1,622   Honeywell International, Inc. ...................             59,414
                                                                       ---------
                                                                         392,361
                                                                       ---------
REIT: 24.2%
    8,033   Pennsylvania Real Estate Investment Trust .......            275,130
   19,015   US Restaurant Properties, Inc. ..................            288,838
    7,194   Camden Property Trust ...........................            329,485
    4,914   Colonial Properties Trust .......................            189,336
   10,421   First Industrial Realty Trust, Inc. .............            384,326
   10,178   Glenborough Realty Trust, Inc. ..................            186,766
   13,009   Glimcher Realty Trust ...........................            287,759
   11,311   Health Care Property Investors, Inc. ............            271,916
    6,995   Health Care REIT, Inc. ..........................            227,338
   14,933   HRPT Properties Trust ...........................            149,479
    5,495   Liberty Property Trust ..........................            220,954
    3,450   Mack-Cali Realty Corp. ..........................            142,761
   17,414   Nationwide Health Properties, Inc. ..............            329,125
   10,792   New Plan Excel Realty Trust .....................            252,101
    7,236   Tanger Factory Outlet Centers, Inc. .............            282,928
    4,138   The Macerich Co. ................................            198,086
   12,965   Washington Real Estate Investment Trust .........            380,912
    1,500   Windrose Medical Properties Trust ...............             16,485
                                                                       ---------
                                                                       4,413,725
                                                                       ---------



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              35



                       ROCHDALE DIVIDEND & INCOME PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares                                                                   Value

TELECOMMUNICATIONS: 2.2%
       6,025   SBC Communications, Inc. ........................   $    146,106
       6,867   Verizon Communications, Inc. ....................        248,517
                                                                   ------------
                                                                        394,623
                                                                   ------------
UTILITIES: 10.3%
       4,644   Cinergy Corp. ...................................        176,472
       3,436   Cleco Corp. .....................................         61,779
       3,704   Dominion Resources, Inc. ........................        233,648
      11,700   Hawaiian Electric Industries, Inc. ..............        305,370
       6,358   KeySpan Corp. ...................................        233,339
       2,007   NiSource, Inc. ..................................         41,384
       7,066   Northwest National Gas Co. ......................        215,513
       3,880   Peoples Energy Corp. ............................        163,542
       3,445   Pinnacle West Capital Corp. .....................        139,144
       2,794   Progress Energy, Inc. ...........................        123,076
       4,603   Public Service Enterprise Group, Inc. ...........        184,258
                                                                   ------------
                                                                      1,877,525
                                                                   ------------

TOTAL COMMON STOCKS
               (cost $17,068,718) ..............................     17,802,959
                                                                   ------------

SHORT-TERM INVESTMENT: 3.0%
MONEY MARKET INVESTMENT: 3.0%
     541,155   Union Bank of California Money Market Fund ......        541,155
                                                                   ------------

TOTAL SHORT-TERM INVESTMENT
               (cost $541,155) .................................        541,155
                                                                   ------------

TOTAL INVESTMENTS
               (cost $17,609,873), 100.7% ......................     18,344,114
               LIABILITIES IN EXCESS OF OTHER ASSETS, (0.7)% ...       (122,415)
                                                                    ------------
               NET ASSETS, 100.0% ..............................   $ 18,221,699
                                                                   ============

















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

36


                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited)

Principal Amount                                         Coupon Rate    Maturity Date      Value
-------------------------------------------------------------------------------------------------

CORPORATE BONDS: 51.0%
CONSUMER CYCLICALS: 3.3%
$   15,000    Cooper Tire & Rubber Co. ...................    7.750%        12/15/09    $  16,891
    40,000    DaimlerChrysler NA Holding Corp. ...........    7.400%        01/20/05       41,083
   585,000    May Department Stores Co. ..................   10.625%        11/01/10      751,144
                                                                                       ----------
                                                                                          809,118
                                                                                       ----------
ENERGY: 2.6%
   130,000    Burlington Resources, Inc. .................    8.200%        03/15/25      156,953
   100,000    Louisiana Land & Exploration ...............    7.650%        12/01/23      113,890
   325,000    Noble Corp. ................................    6.950%        03/15/09      357,879
                                                                                       ----------
                                                                                          628,722
                                                                                       ----------
FINANCIAL SERVICES: 32.1%
   130,000    Bank of America Corp. ......................    7.800%        02/15/10      149,393
   500,000    Callable Asset Swap Trust ..................    3.250%        01/15/13      475,000
   500,000    Chemical Bank ..............................    6.700%        08/15/08      544,673
   100,000    Chubb Corp. ................................    7.125%        12/15/07      111,287
    25,000    Cigna Corp. ................................    8.250%        01/01/07       27,384
   125,000    First Union Corp. ..........................    6.300%        04/15/28      133,351
   175,000    General Electric Capital Corp. .............    8.750%        05/21/07      200,158
   100,000    HSBC Bank Plc ..............................    7.625%        06/15/06      109,482
   400,000    HSBC USA Capital Trust .....................    7.530%        12/04/26      422,177
   100,000    HSBC USA, Inc. .............................    8.375%        02/15/07      111,935
   450,000    International Lease Finance Corp. ..........    5.700%        07/03/06      472,285
 1,000,000    International Lease Finance Corp. ..........    5.875%        05/01/13    1,025,237
   340,000    JP Morgan Chase & Co. ......................    7.000%        11/15/09      377,494
   500,000    Morgan JP & Co., Inc. ......................    0.000%        04/24/27       94,048
   300,000    National Rural Utilities ...................    6.550%        11/01/18      323,568
   250,000    Salomon Smith Barney Holdings, Inc. ........    7.300%        08/01/13      275,741
 1,000,000    SLM Corp. ..................................    4.076%        01/01/14      962,290
   310,000    Stilwell Financial .........................    7.000%        11/01/06      330,036
    25,000    Suntrust Banks, Inc. .......................    6.000%        02/15/26       26,686
 1,295,000    Transamerica Corp. .........................    9.375%        03/01/08    1,503,193
   100,000    Union Planters Bank NA .....................    6.500%        03/15/18      104,959
                                                                                       ----------
                                                                                        7,780,377
                                                                                       ----------
INDUSTRIALS: 1.4%
   100,000    CSX Transportation, Inc. ...................    6.400%        03/15/06      105,820
    25,000    Ryder System, Inc. .........................    9.875%        05/15/17       29,262
   200,000    Snap-On, Inc. ..............................    6.625%        10/01/05      209,633
                                                                                       ----------
                                                                                          344,715
                                                                                       ----------
TECHNOLOGY: 0.6%
    75,000    Computer Associates International, Inc. ....    6.375%        04/15/05       76,969
    50,000    First Data Corp. ...........................    6.375%        12/15/07       54,384
                                                                                       ----------
                                                                                          131,353
                                                                                       ----------




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              37



                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Principal Amount                                           Coupon Rate   Maturity Date     Value
-------------------------------------------------------------------------------------------------

TELECOMMUNICATIONS: 3.8%
 $ 180,000    Airtouch Communication Vodafone Group           6.650%        05/01/08   $  195,671
   500,000    GTE North, Inc.                                 7.625%        05/15/26      520,960
   200,000    Walt Disney Co.                                 5.620%        12/01/08      202,435
                                                                                       ----------
                                                                                          919,066
                                                                                       ----------
UTILITIES: 7.2%
    12,500    DTE Energy Co.(1) ..........................    0.000%                      506,750
   300,000    Duke Energy Corp. ..........................    4.200%        10/01/08      294,744
   200,000    Indianapolis Power & Light .................    7.375%        08/01/07      219,496
    40,000    PP&L, Inc. .................................    6.550%        03/01/06       42,286
   250,000    Rochester Gas & Electric Corp. .............    5.840%        12/22/08      264,357
   100,000    TXU Eastern Funding Co. ....................    6.450%        05/15/05       13,000
   175,000    Virginia Electric and Power Co. ............    7.000%        01/01/24      178,466
   200,000    West Texas Utilities Co. ...................    7.750%        06/01/07      220,674
                                                                                       ----------
                                                                                        1,739,773
                                                                                       ----------
TOTAL CORPORATE BONDS
        (cost $12,226,166)                                                             12,353,124
                                                                                       ----------

ASSET BACKED SECURITIES: 1.7%
   146,322    Countrywide Home Loan Mortgage .............    8.000%        04/25/34      146,510
   270,837    Mastr Asset Securitization Trust ...........   10.934%        09/25/33      259,545
                                                                                       ----------

TOTAL ASSET BACKED SECURITIES
        (cost $415,623)                                                                   406,055
                                                                                       ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.4%
U.S. GOVERNMENT NON-MORTGAGE-BACKED SECURITIES: 18.2%
 1,000,000    Federal Home Loan Bank .....................    4.850%        04/22/13      977,224
 1,000,000    Federal Home Loan Bank .....................    5.250%        10/30/12      970,000
   500,000    Federal Home Loan Bank .....................    5.300%        03/13/18      485,686
 1,000,000    Federal Home Loan Mortgage Corp. ...........    4.750%        12/08/10      992,020
 1,000,000    Federal Home Loan Mortgage Corp. ...........    5.250%        02/25/14      989,109
                                                                                       ----------
                                                                                        4,414,039
                                                                                       ----------
OTHER MORTGAGE-BACKED SECURITIES: 23.2%
 1,000,000    Federal National Mortgage Association ......    4.600%        06/05/18      907,085
 1,000,000    Federal National Mortgage Association(1) ...    4.750%        02/21/13      965,272
 1,000,000    Federal National Mortgage Association ......    5.000%        11/23/11      994,231
 1,000,000    Federal National Mortgage Association ......    5.500%        07/18/12    1,008,036
 1,000,000    Federal National Mortgage Association ......    5.750%        11/07/17    1,000,386
   100,000    Federal National Mortgage Association ......    6.400%        09/27/05      104,793
   250,000    Federal National Mortgage Association ......    6.500%        04/24/17      265,262
   404,345    Federal National Mortgage Association ......    8.987%        02/25/19      363,223
                                                                                       ----------
                                                                                        5,608,288
                                                                                       ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (cost $10,392,674) ...............................                             10,022,327
                                                                                       ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

38




                  ROCHDALE INTERMEDIATE FIXED INCOME PORTFOLIO



SCHEDULE OF INVESTMENTS AT JUNE 30, 2004 (Unaudited), Continued

Shares/Principal Amount                                                  Value
--------------------------------------------------------------------------------

COMMON STOCK: 3.3%
FINANCIAL: 1.3%
    10,000    Health Care REIT, Inc. ........................     $     325,000
                                                                  -------------

UTILITIES: 2.0%
    20,000    Utilities Select Sector SPDR Fund(1) ..........           474,800
                                                                  -------------

TOTAL COMMON STOCK
  (cost $827,799) ...........................................           799,800
                                                                  -------------

SHORT-TERM INVESTMENT: 2.2%
MONEY MARKET INVESTMENT: 2.2%
   527,088    Union Bank of California Money Market Fund ....           527,088
                                                                  -------------

TOTAL SHORT-TERM INVESTMENT
  (cost $527,088) ...........................................           527,088
                                                                  -------------

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 8.3%
COMMERCIAL PAPER: 3.7%
$  442,848    Bear Stearns & Co., 1.650%, 7/7/04 ............           442,848
   442,827    Four Winds Funding, 1.750%, 7/1/04 ............           442,827
                                                                  -------------
                                                                        885,675
                                                                  -------------
REPURCHASE AGREEMENT: 4.6%
 1,119,325    Lehman Brothers Triparty Agreement, 1.580%,
                7/1/04 (2) ..................................         1,119,325
                                                                  -------------

TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
   (cost $2,005,000) ........................................         2,005,000
                                                                  -------------

TOTAL INVESTMENTS
(cost $26,394,350), 107.9% ..................................        26,113,394
LIABILITIES IN EXCESS OF OTHER ASSETS, (7.9%) ...............        (1,907,006)
                                                                  -------------
NET ASSETS, 100.0% ..........................................     $  24,206,388
                                                                  =============

(1) This security or a portion of this security is out on loan at June 30, 2004. Total loaned securities had a market value of $1,952,346 at June 30, 2004.
(2) Collaterized by $1,175,292 of various investment grade corporate bonds and commercial papers with interest rate of 1.0% to 9.0%.















SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              39


                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2004 (Unaudited)

                                                      Large Growth    Large Value       Mid/Small        Mid/Small
                                                       Portfolio       Portfolio    Growth Portfolio  Value Portfolio
---------------------------------------------------------------------------------------------------------------------
ASSETS
        Investments in securities at cost ........   $ 19,537,812    $ 23,426,000    $ 23,446,248    $ 23,014,381
                                                     ============    ============    ============    ============

        Investments in securities at value
          (Including $1,532,215, $2,303,489,
          $5,126,112, and $2,775,568, of
          securities loaned, respectively) .......   $ 21,707,296    $ 26,016,752    $ 28,107,569    $ 27,089,586
        Cash .....................................        103,575         116,499            --              --
        Receivables:
          Dividends and interest .................         24,789          25,669           8,238          11,193
          Fund shares sold .......................         25,000          27,500          23,250          20,500
        Prepaid expenses .........................          5,173           4,958           5,416           5,976
                                                     ------------    ------------    ------------    ------------
       TOTAL ASSETS ..............................     21,865,833      26,191,378      28,144,473      27,127,255
                                                     ------------    ------------    ------------    ------------

LIABILITIES
        Payable upon return of securities loaned .      1,532,215       2,303,489       5,126,112       2,775,568
        Cash overdraft ...........................           --              --           269,896         284,731
        Payables:
          Advisory fees ..........................          8,153          10,145          10,800          11,013
          Administration fees ....................          1,849           1,961           1,849           1,887
          Distribution fees ......................         12,547          14,796          13,323          13,977
        Accrued expenses .........................         11,609          12,189          11,303          10,609
                                                     ------------    ------------    ------------    ------------
        TOTAL LIABILITIES ........................      1,566,373       2,342,580       5,433,283       3,097,785
                                                     ------------    ------------    ------------    ------------

NET ASSETS .......................................   $ 20,299,460    $ 23,848,798    $ 22,711,190    $ 24,029,470
                                                     ============    ============    ============    ============
        Number of shares, $0.01 par value,
        issued and outstanding
        (unlimited shares authorized) ............      1,202,382       1,056,957         728,081         604,457
                                                     ============    ============    ============    ============

        NET ASSET VALUE PER SHARE ................   $      16.88    $      22.56    $      31.19    $      39.75
                                                     ============    ============    ============    ============

        MAXIMUM OFFERING PRICE PER SHARE*
        (NET ASSET VALUE DIVIDED BY 94.25%) ......   $      17.91    $      23.94    $      33.09    $      42.18
                                                     ============    ============    ============    ============

COMPONENTS OF NET ASSETS
        Paid in capital ..........................   $ 21,459,217    $ 23,349,924    $ 19,358,833    $ 18,524,045
        Undistributed net investment income (loss)         (9,877)         67,461         (66,706)         15,083
        Accumulated net realized gain (loss)
        on investments ...........................     (3,319,364)     (2,159,339)     (1,242,258)      1,415,137
        Net unrealized appreciation on:
        Investments ..............................      2,169,484       2,590,752       4,661,321       4,075,205
                                                     ------------    ------------    ------------    ------------
        Net assets ...............................   $ 20,299,460    $ 23,848,798    $ 22,711,190    $ 24,029,470
                                                     ============    ============    ============    ============


* Redemption price per share is equal to net asset value less any applicable sales charge.



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

40


                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF ASSETS AND LIABILITIES AT JUNE 30, 2004 (Unaudited)

                                              Atlas      Dividend & Income  Intermediate Fixed
                                            Portfolio        Portfolio       Income Portfolio
-----------------------------------------------------------------------------------------------

ASSETS
  Investments in securities at cost ....   $ 44,901,443    $ 17,609,873    $ 26,394,350
                                           ============    ============    ============

  Investments in securities at value
    (Including $8,895,169, $0, and
    $2,005,000 of securities loaned,
    respectively .......................   $ 51,166,216    $ 18,344,114    $ 26,113,394
  Foreign Currency (cost $41,419) ......         40,256            --              --
  Receivables:
    Dividends and interest .............        154,656          74,712         293,298
    Fund shares sold ...................         61,000          40,500          26,000
  Prepaid expenses .....................          5,873           2,381           4,598
                                           ------------    ------------    ------------
  TOTAL ASSETS .........................     51,428,001      18,461,707      26,437,290
                                           ------------    ------------    ------------

LIABILITIES
  Payable upon return of securities
    loaned .............................      8,895,169            --         2,005,000
  Cash overdraft .......................         11,506         155,186         189,356
  Payables:
    Securities purchased ...............           --            50,960            --
    Advisory fees ......................         33,563           8,729           3,997
    Administration fees ................          3,356           1,849           2,036
    Distribution fees ..................         25,479          10,141          16,289
  Payable for Thailand foreign tax .....         57,405            --              --
  Accrued expenses and other liabilities         51,235          13,143          14,224
                                           ------------    ------------    ------------
  TOTAL LIABILITIES ....................      9,077,713         240,008       2,230,902
                                           ------------    ------------    ------------

NET ASSETS .............................   $ 42,350,288    $ 18,221,699    $ 24,206,388
                                           ============    ============    ============
  Number of shares issued and
    outstanding (unlimited number of
    shares authorized, $0.01 par value)       1,365,424         772,478         924,355
                                           ============    ============    ============

  NET ASSET VALUE PER SHARE ............   $      31.02    $      23.59    $      26.19
                                           ============    ============    ============

  MAXIMUM OFFERING PRICE PER SHARE*
    (NET ASSET VALUE DIVIDED BY 94.25%)    $      32.91    $      25.03    $      27.79
                                           ============    ============    ============

COMPONENTS OF NET ASSETS
  Paid in capital ......................   $ 58,925,778    $ 19,986,003    $ 24,685,202
  Undistributed net investment
    income (loss) ......................        294,060          43,410          (1,590)
  Accumulated net realized loss
    on investments .....................    (23,133,160)     (2,541,955)       (196,268)
  Net unrealized appreciation on:
    Investments ........................      6,264,773         734,241        (280,956)
    Foreign currency ...................         (1,163)           --              --
                                           ------------    ------------    ------------
  Net assets ...........................   $ 42,350,288    $ 18,221,699    $ 24,206,388
                                           ============    ============    ============


------------
*    Redemption price per share is equal to net asset value less any applicable sales charge.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              41


                                  ROCHDALE INVESTMENT TRUST



STATEMENTS OF OPERATIONS FOR THE SIX MONTH ENDED JUNE 30, 2004 (Unaudited)

                                           Large Growth   Large Value    Mid/Small        Mid/Small
                                             Portfolio     Portfolio  Growth Portfolio  Value Portfolio

INVESTMENT INCOME
  Income
    Dividends .........................   $   110,594    $   210,954    $    72,515    $   137,952
    Interest ..........................           182            161            148            152
    Income from securities lending ....         3,083          3,369          3,725          3,149
                                          -----------    -----------    -----------    -----------
  Total income ........................       113,859        214,484         76,388        141,253
                                          -----------    -----------    -----------    -----------

  Expenses
    Advisory fees .....................        49,495         58,809         52,998         56,039
    12b-1 fees ........................        24,747         29,405         26,499         28,020
    Fund accounting fees ..............        13,090         15,041         15,587         16,948
    Administration fees ...............        11,218         11,762         11,219         11,318
    Transfer agent fees ...............         6,740          7,381          7,843          7,991
    Audit fees ........................         5,547          5,533          5,500          5,536
    Registration expense ..............         3,554          3,522          3,701          3,733
    Reports to shareholders ...........         2,280          1,938          2,455          2,455
    Legal fees ........................         2,165          2,468          2,235          2,313
    Custody fees ......................         1,714          2,521          1,751          1,924
    Miscellaneous .....................         1,533          1,570          1,198          1,420
    Trustee fees ......................         1,409          1,408          1,174          1,409
    Insurance expense .................           781            867            781            828
                                          -----------    -----------    -----------    -----------
  Total expenses ......................       124,273        142,225        132,941        139,934
  Add: expenses recouped by Advisor ...          --            4,798         10,153         11,371
  Less: expenses waived and reimbursed           (537)          --             --             --
                                          -----------    -----------    -----------    -----------
  Net expenses ........................       123,736        147,023        143,094        151,305
                                          -----------    -----------    -----------    -----------
  NET INVESTMENT INCOME (LOSS) ........        (9,877)        67,461        (66,706)       (10,052)
                                          -----------    -----------    -----------    -----------


REALIZED AND UNREALIZED
  GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
    Net realized gain on:
      Investments .....................       364,815      1,198,742        938,059      1,942,521
    Net unrealized appreciation
      (depreciation) on:
      Investments .....................     2,169,484       (453,892)       611,311        (65,974)
                                          -----------    -----------    -----------    -----------
    Net realized and unrealized gain on
      investments and foreign currency      2,534,299        744,850      1,549,370      1,876,547
                                          -----------    -----------    -----------    -----------
    Net increase in net assets
      resulting from operations .......   $ 2,524,422    $   812,311    $ 1,482,664    $ 1,866,495
                                          ===========    ===========    ===========    ===========




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42


                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2004 (Unaudited)


                                                  Atlas   Dividend & Income Intermediate Fixed
                                                Portfolio     Portfolio     Income Portfolio
-----------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Income
    Dividends ..............................    $ 448,058 (1)  $ 381,603    $    26,945
    Interest ...............................        1,221          1,036        667,219
    Income from securities lending .........       17,130           --            1,365
                                                ---------      ---------    -----------
  Total income .............................      466,409        382,639        695,529
                                                ---------      ---------    -----------

  Expenses
    Advisory fees ..........................      201,210         47,252         55,202
    12b-1 fees .............................       50,303         18,174         34,501
    Fund accounting fees ...................       21,388         12,520         15,880
    Administration fees ....................       20,120         11,218         13,800
    Custody fees ...........................       19,254          2,076          3,562
    Transfer agent fees ....................        9,196          5,874          8,052
    Audit fees .............................        6,860          4,617          5,512
    Registration expense ...................        4,379          1,953          3,790
    Legal fees .............................        2,569            832          4,123
    Insurance expense ......................        1,423            673          2,687
    Trustee fees ...........................        1,408          1,247          1,409
    Reports to shareholders ................        1,369            610          2,102
    Miscellaneous ..........................        1,200            548          2,294
                                                ---------      ---------    -----------
  Total expenses ...........................      340,679        107,594        152,914
  Less: expenses waived and reimbursed .....         --           (9,456)       (28,710)
                                                ---------      ---------    -----------
  Net expenses .............................      340,679         98,138        124,204
                                                ---------      ---------    -----------
  NET INVESTMENT INCOME ....................      125,730        284,501        571,325
                                                ---------      ---------    -----------

REALIZED AND UNREALIZED
  GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY:
  Net realized gain (loss) on:
    Investments ............................    3,043,511         22,885        (90,168)
    Foreign currency transactions ..........      (19,856)          --             --
  Net unrealized appreciation
    (depreciation) on:
    Investments ............................   (1,864,008)       (26,981)      (551,715)
    Foreign currency translations ..........       (7,131)          --             --
                                                ---------      ---------    -----------
  Net realized and unrealized gain (loss) on
    investments and foreign currency .......    1,152,516         (4,096)      (641,883)
                                                ---------      ---------    -----------
  Net increase in net assets
    resulting from operations ..............  $ 1,278,246    $   280,405    $   (70,558)
                                              ===========    ===========    ===========

-------------
(1)  Net of foreign tax withheld of $38,779.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              43

                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF CHANGES IN NET ASSETS
                                                   Large Growth                  Large Value
                                                    Portfolio                    Portfolio
                                          -------------------------      -------------------------
                                          Six Months           Year       Six Months       Year
                                            Ended             Ended          Ended         Ended
                                          6/30/04(1)        12/31/03       6/30/04(1)     12/31/03
--------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ......   $     (9,877)   $     18,133    $     67,461    $    151,017
  Net realized gain (loss) on:
    Investments .....................        364,815        (275,000)      1,198,742        (533,786)
  Net unrealized appreciation
    (depreciation) on investments ...      2,169,484       3,499,492        (453,892)      4,758,508
                                        ------------    ------------    ------------    ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .......      2,524,422       3,242,625         812,311       4,375,739
                                        ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........           --           (18,133)           --          (151,017)
  From net realized gain ............           --              --              --              --
  Return of capital .................           --           (10,166)           --           (18,023)
                                        ------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS ....................           --           (28,299)           --          (169,040)
                                        ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........      2,971,488       7,706,418       3,066,164       9,373,026
  Proceeds from reinvestment
    of distribution .................           --            27,593            --           164,167
  Cost of shares redeemed ...........     (2,182,890)     (5,188,913)     (2,516,237)     (5,981,766)
  Redemption fees ...................            255           9,132             336          17,218
                                        ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from share transactions        788,853       2,554,230         550,263       3,572,645
                                        ------------    ------------    ------------    ------------

  TOTAL INCREASE IN NET ASSETS ......      3,313,275       5,768,556       1,362,574       7,779,344

NET ASSETS
  Beginning of period ...............     19,003,975      13,235,419      22,486,224      14,706,880
                                        ------------    ------------    ------------    ------------
  END OF PERIOD .....................   $ 22,317,250    $ 19,003,975    $ 23,848,798    $ 22,486,224
                                        ============    ============    ============    ============


  UNDISTRIBUTED NET INVESTMENT INCOME   $     (9,877)   $       --      $     67,461    $       --
                                        ============    ============    ============    ============
CHANGE IN SHARES
  Shares sold .......................        177,965         523,400         137,118         497,324
  Shares issued on reinvestment
    of distribution .................           --             1,710            --             7,704
  Shares redeemed ...................       (130,218)       (359,902)       (112,771)       (323,796)
                                        ------------    ------------    ------------    ------------

  NET INCREASE ......................         47,747         165,208          24,347         181,232
                                        ============    ============    ============    ============

------------
(1)  Unaudited.










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

44


                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF CHANGES IN NET ASSETS
                                                     Mid/Small                   Mid/Small
                                                 Growth Portfolio             Value Portfolio
                                        ------------------------------  ----------------------------
                                            Six Months         Year       Six Months         Year
                                              Ended           Ended         Ended           Ended
                                           6/30/04(1)       12/31/03      6/30/04(1)       12/31/03
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income (loss) ......   $    (66,706)   $   (126,854)   $    (10,052)   $     25,135
  Net realized gain on:
    Investments .....................        938,059         982,470       1,942,521       1,008,340
  Net unrealized appreciation
    (depreciation) on investments ...        611,311       4,222,670         (65,974)      4,743,154
                                        ------------    ------------    ------------    ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .......      1,482,664       5,078,286       1,866,495       5,776,629
                                        ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ........           --              --              --            (5,105)
  From net realized gain ............           --              --              --              --
                                        ------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS           --              --              --            (5,105)
                                        ------------    ------------    ------------    ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........      4,136,933       8,558,015       3,985,368       7,688,703
  Proceeds from reinvestment
    of distribution .................           --              --              --             4,998
  Cost of shares redeemed ...........     (3,360,945)     (6,384,478)     (3,690,345)     (5,215,145)
  Redemption fees ...................            539          12,600             550          13,930
                                        ------------    ------------    ------------    ------------
  Net increase in net assets
    resulting from share transactions        776,527       2,186,137         295,573       2,492,486
                                        ------------    ------------    ------------    ------------

  TOTAL INCREASE IN NET ASSETS ......      2,259,191       7,264,423       2,162,068       8,264,010
                                        ------------    ------------    ------------    ------------

NET ASSETS
  Beginning of period ...............     20,451,999      13,187,576      21,867,402      13,603,392
                                        ------------    ------------    ------------    ------------
  END OF PERIOD .....................   $ 22,711,190    $ 20,451,999    $ 24,029,470    $ 21,867,402
                                        ============    ============    ============    ============


  UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) ...................   $    (66,706)   $       --      $     15,083    $     25,135
                                        ============    ============    ============    ============

CHANGE IN SHARES
  Shares sold .......................        137,418         347,330         105,147         258,860
  Shares issued on reinvestment
    of distribution .................           --              --              --               138
  Shares redeemed ...................       (110,820)       (252,019)        (96,544)       (170,952)
                                        ------------    ------------    ------------    ------------

  NET INCREASE ......................         26,598          95,311           8,603          88,046
                                        ============    ============    ============    ============
------------
(1)  Unaudited.










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              45

                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF CHANGES IN NET ASSETS
                                                            Atlas                       Dividend & Income
                                                           Portfolio                        Portfolio
                                                  ---------------------------     ---------------------------
                                                    Six Months    Year             Six Months          Year
                                                      Ended       Ended               Ended            Ended
                                                    6/30/04(1)   12/31/03           6/30/04(1)       12/31/03
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income .......................   $    125,730    $    272,581    $    284,501    $     82,494
  Net realized gain (loss) on:
    Investments ...............................      3,043,511         651,374          22,885         620,616
  Foreign currency ............................        (19,856)        (37,528)           --              --
  Net unrealized appreciation
    (depreciation) on investments and
    foreign currency transactions .............     (1,871,139)      9,085,595         (26,981)        847,238
                                                  ------------    ------------    ------------    ------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .................      1,278,246       9,972,022         280,405       1,550,348
                                                  ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ..................           --          (216,626)       (285,899)        (37,686)
                                                  ------------    ------------    ------------    ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .........           --          (216,626)       (285,899)        (37,686)
                                                  ------------    ------------    ------------    ------------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...................      6,993,172       7,761,727       7,849,524      10,047,687
  Proceeds from reinvestment
    of distribution ...........................           --           206,726         263,777          34,766
  Cost of shares redeemed .....................     (3,738,796)     (8,311,139)       (735,457)     (5,334,600)
  Redemption fees .............................          3,501           4,273           1,936           3,925
                                                  ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets
    resulting from share transactions .........      3,257,877        (338,413)      7,379,780       4,751,778
                                                  ------------    ------------    ------------    ------------

  TOTAL INCREASE IN NET ASSETS ................      4,536,123       9,416,983       7,374,286       6,264,440

NET ASSETS
  Beginning of period .........................     37,515,265      28,098,282      10,847,413       4,582,973
                                                  ------------    ------------    ------------    ------------
  END OF PERIOD ...............................   $ 42,051,388    $ 37,515,265    $ 18,221,699    $ 10,847,413
                                                  ============    ============    ============    ============

  Undistributed net investment income .........   $    294,060    $    168,502    $     43,410    $     44,808
                                                  ============    ============    ============    ============

CHANGE IN SHARES
  Shares sold .................................        227,930         304,551         330,270         464,565
  Shares issued on reinvestment of distribution           --             7,274          11,004           1,565
  Shares redeemed .............................       (122,792)       (343,854)        (30,820)       (258,700)
                                                  ------------    ------------    ------------    ------------

  NET INCREASE (DECREASE) .....................        105,138         (32,029)        310,454         207,430
                                                  ============    ============    ============    ============
----------------
(1)  Unaudited.










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

46


                            ROCHDALE INVESTMENT TRUST



STATEMENTS OF CHANGES IN NET ASSETS
                                                        Intermediate Fixed
                                                         Income Portfolio
                                                 -------------------------------
                                                    Six Months           Year
                                                      Ended             Ended
                                                    6/30/04(1)        12/31/03
--------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net investment income ....................     $    571,325      $  1,698,524
  Net realized gain (loss) on:
    Investments ............................          (90,168)          755,645
  Net unrealized depreciation on:
    Investments ............................         (551,715)         (926,652)
                                                 ------------      ------------
  NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS ........          (70,558)        1,527,517
                                                 ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income ...............         (572,915)       (1,715,704)
  From net realized gain ...................             --            (856,810)
  From return of capital ...................             --            (151,295)
                                                 ------------      ------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......         (572,915)       (2,723,809)
                                                 ------------      ------------


CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ................        3,161,080        14,081,177
  Proceeds from reinvestment of
    distribution ...........................          551,202         2,633,189
  Cost of shares redeemed ..................       (8,259,890)      (22,162,631)
  Redemption fees ..........................              459            43,089
                                                 ------------      ------------
  Net increase (decrease) in net assets
    resulting from share transactions ......       (4,547,149)       (5,405,176)
                                                 ------------      ------------

  TOTAL DECREASE IN NET ASSETS .............       (5,190,622)       (6,601,468)

NET ASSETS
  Beginning of period ......................       29,397,010        35,998,478
                                                 ------------      ------------
  END OF PERIOD ............................     $ 24,206,388      $ 29,397,010
                                                 ============      ============

  UNDISTRIBUTED NET INVESTMENT LOSS ........     $     (1,590)     $       --
                                                 ============      ============

CHANGE IN SHARES
  Shares sold ..............................          116,911           499,192
  Shares issued on reinvestment
    of distribution ........................           20,614            95,525
  Shares redeemed ..........................         (309,141)         (788,230)
                                                 ------------      ------------

  NET DECREASE .............................         (171,616)         (193,513)
                                                 ============      ============

------------
(1)  Unaudited.










SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                              47

                            ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Large Growth
                                                                                   Portfolio
                                             ---------------------------------------------------------------------------------------
                                              Six Months            Year            Year             Year          12/31/99 (1)
                                                Ended               Ended           Ended            Ended           through
                                              6/30/04 (2)         12/31/03         12/31/02         12/31/01         12/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   16.46           $   13.38        $   17.91        $   20.53        $   25.00
                                             ---------           ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .......             (0.01)               0.02            (0.01)           (0.03)           (0.03)

Net realized and unrealized
gain (loss) on investments .........              0.43                3.08            (4.53)           (2.60)           (4.44)
                                             ---------           ---------        ---------        ---------        ---------
Total from investment operations ...              0.42                3.10            (4.54)           (2.63)           (4.47)
                                             ---------           ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS:
From net investment income .........               --                (0.02)             --               --               --

From net realized gain .............               --                  --               --               --               --

Return of capital ..................               --                (0.01)             --               --               --
                                             ---------           ---------        ---------        ---------        ---------
Total distributions ................               --                (0.03)             --               --               --
                                             ---------           ---------        ---------        ---------        ---------
Paid in capital from redemption
fees (Note 2) ......................               --                 0.01             0.01             0.01              --
                                             ---------           ---------        ---------        ---------        ---------
Net asset value, end of period .....         $   16.88           $   16.46        $   13.38        $   17.91        $   20.53
                                             =========           =========        =========        =========        =========

Total return .......................              2.55%(3)           23.21%          (25.29)%         (12.76)%         (17.88)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)         $    20.3           $    19.0        $    13.2        $    10.8        $     3.3


Portfolio turnover rate ............             14.97%(3)           38.72%           32.18%           45.16%           10.43%

RATIO OF EXPENSES TO AVERAGE NET
ASSETS:
Before fees waived
and expenses absorbed/recouped .....              1.26%(4)            1.28%            1.23%            1.63%            6.95%

After fees waived and expenses
absorbed/recouped ..................              1.25%(4)            1.25%            1.25%            1.25%            1.25%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses
  absorbed/recouped ................             (0.11)%(4)           0.09%           (0.04)%          (0.60)%          (6.18)%
After fees waived
  and expenses absorbed/recouped ...             (0.10)%(4)           0.12%           (0.06)%          (0.22)%          (0.48)%



-----------------
  (1) Inception of Portfolio.
  (2) Unaudited.
  (3) Not annualized.
  (4) Annualized.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Large Value
                                                                                     Portfolio
                                             ---------------------------------------------------------------------------------------
                                             Six Months            Year            Year             Year           12/31/99 (1)
                                                Ended              Ended           Ended            Ended            through
                                              6/30/04 (2)        12/31/03         12/31/02         12/31/01         12/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   21.78          $    17.27        $   22.56        $   25.99        $   25.00
                                             ---------           ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .......              0.06                0.15             0.12             0.07             0.06
                                             ---------           ---------        ---------        ---------        ---------
Net realized and unrealized
  gain (loss) on investments .......              0.72                4.51            (5.33)           (3.44)            0.99
                                             ---------           ---------        ---------        ---------        ---------

Total from investment operations ...              0.78                4.66            (5.21)           (3.37)            1.05
                                             ---------           ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS:
From net investment income .........               --                (0.15)           (0.10)           (0.07)           (0.06)

From net realized gain .............               --                 --                --               --               --
Return of capital ..................               --               (0.02)              --               --               --
Total distributions ................               --               (0.17)            (0.10)           (0.07)           (0.06)
                                             ---------           ---------        ---------        ---------        ---------
Paid in capital from redemption
  fees (Note 2) ....................               --                 0.02             0.02             0.01              --
                                             ---------           ---------        ---------        ---------        ---------
Net asset value, end of period .....         $   22.56          $    21.78        $   17.27        $   22.56        $   25.99
                                             =========           =========        =========        =========        =========

Total return .......................              3.58%(3)           27.10%          (22.97)%         (12.91)%           4.21%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (millions) .......................         $    23.8           $    22.5        $    14.7       $     9.6        $      2.6

Portfolio turnover rate ............             50.38%(3)           62.52%           35.75%           40.60%           10.36%

RATIO OF EXPENSES TO AVERAGE NET
ASSETS:
Before fees waived
  and expenses absorbed/recouped ...              1.21%(4)            1.22%            1.22%            1.78%            7.87%
After fees waived
  and expenses absorbed/recouped ...              1.25%(4)            1.25%            1.25%            1.25%            1.25%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived and expenses
  absorbed/recouped ................              0.62%(4)            0.88%            0.77%           (0.01)%          (6.03)%
After fees waived and expenses
  absorbed/recouped ................              0.58%(4)            0.85%            0.74%            0.52%            0.59%

-----------------
     (1) Inception of Portfolio.
     (2) Unaudited.
     (3) Not annualized.
     (4) Annualized.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                            ROCHDALE INVESTMENT TRUST



FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  Mid/Small Growth
                                                                                     Portfolio
                                             ---------------------------------------------------------------------------------------
                                             Six Months            Year             Year             Year          12/31/99 (1)
                                                Ended             Ended             Ended            Ended           through
                                             6/30/04 (2)         12/31/03         12/31/02         12/31/01         12/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...     $   29.16           $   21.76        $   27.41        $   29.58        $   25.00
                                             ---------           ---------        ---------        ---------        ---------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........         (0.25)              (0.18)           (0.18)           (0.14)           (0.09)

Net realized and unrealized
gain (loss) on investments .............          2.28                7.56            (5.49)           (1.92)            4.67
                                             ---------           ---------        ---------        ---------        ---------
Total from investment operations .......          2.03                7.38            (5.67)           (2.06)            4.58
                                             ---------           ---------        ---------        ---------        ---------

LESS DISTRIBUTIONS:
From net investment income .............          --                  --               --               --              --
From net realized gain .................          --                  --               --             (0.11)            --
                                             ---------           ---------        ---------        ---------        ---------
Total distributions ....................          --                  --               --             (0.11)            --
                                             ---------           ---------        ---------        ---------        ---------
Paid in capital from redemption
  fees (Note 2) ........................          --                  0.02             0.02             --               --
                                             ---------           ---------        ---------        ---------        ---------
Net asset value, end of period .........     $   31.19           $   29.16        $   21.76        $   27.41        $   29.58


Total return ...........................          6.96%(3)           34.01%          (20.61)%          (6.94)%          18.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...     $    22.7            $   20.5        $    13.2         $    7.9         $    2.1

Portfolio turnover rate ................         35.42%(3)           51.19%           38.26%           47.27%           93.32%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed/recouped .......          1.26%(4)            1.27%            1.27%            2.08%            9.80%
After fees waived
  and expenses absorbed/recouped .......          1.35%(4)            1.35%            1.35%            1.35%            1.35%


RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed/recouped .......         (0.54)%(4)          (0.67)%          (0.79)%          (1.57)%          (9.36)%

After fees waived
  and expenses absorbed/recouped .......         (0.63)%(4)          (0.75)%          (0.87)%          (0.84)%          (0.91)%

        (1) Inception of Portfolio.
        (2) Unaudited.
        (3) Not annualized.
        (4) Annualized.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Mid/Small Value
                                                                                      Portfolio
                                             ---------------------------------------------------------------------------------------
                                             Six Months          Year             Year             Year          12/31/99 (1)
                                               Ended             Ended            Ended            Ended           through
                                             6/30/04 (2)        12/31/03         12/31/02         12/31/01         12/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period ...    $    36.70           $   26.79        $   31.36        $   29.86        $   25.00
                                             ---------           ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...........          0.07                0.04             0.01             0.06             0.07
Net realized and unrealized
  gain (loss) on investments ...........          2.98                9.86            (4.47)            1.50             4.95
                                             ---------           ---------        ---------        ---------        ---------
Total from investment operations .......          3.05                9.90            (4.46)            1.56             5.02
                                             ---------           ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS:
From net investment income .............           --                (0.01)             --             (0.06)           (0.07)
From net realized gain .................           --                 --              (0.14)           (0.01)           (0.09)
                                             ---------           ---------        ---------        ---------        ---------
Total distributions ....................           --                (0.01)           (0.14)           (0.07)           (0.16)
                                             ---------           ---------        ---------        ---------        ---------
Paid in capital from redemption
  fees (Note 2) ........................           --                 0.02             0.03             0.01              --
                                             ---------           ---------        ---------        ---------        ---------
Net asset value, end of period .........     $   39.75           $   36.70        $   26.79        $   31.36        $   29.86
                                             =========           =========        =========        =========        =========

Total return ...........................          8.31%(3)           37.02%          (14.12)%           5.27%           20.13%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...     $    24.0           $    21.9        $    13.6        $     7.0        $     1.8

Portfolio turnover rate ................         40.20%(3)           50.86%           40.06%           51.74%           58.74%

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed/recouped .......          1.25%(4)            1.29%            1.25%            2.23%           10.80%

After fees waived
  and expenses absorbed/recouped .......          1.35%(4)            1.35%            1.35%            1.35%            1.35%

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed/recouped .......          0.01%(4)            0.21%            0.14%           (0.60)%          (8.82)%

After fees waived
  and expenses absorbed/recouped .......         (0.09)%(4)           0.15%            0.04%            0.28%            0.63%

        (1) Inception of Portfolio.
        (2) Unaudited.
        (3) Not annualized.
        (4) Annualized.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Atlas
                                                                            Portfolio
                                      ----------------------------------------------------------------------------------------------
                                      Six Months     Year         Year        4/1/01        Year        Year      6/29/98 (1)
                                        Ended       Ended        Ended       through        Ended       Ended       through
                                      06/30/04 (2) 12/31/03     12/31/02     12/31/01(3)   3/31/01     3/31/00      3/31/99
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period ......................... $   29.77    $   21.74    $   24.37    $   26.06    $   37.83    $   30.52    $   25.00
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .......       0.11         0.19         0.20         0.36         0.22        (0.11)         --

Net realized and unrealized
  gain (loss) on investments .......       1.14         8.01        (2.63)       (1.98)      (11.89)        8.76         5.52
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total from investment operations ...       1.25         8.20        (2.43)       (1.62)      (11.67)        8.65         5.52
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
From net investment income .........        --         (0.17)       (0.21)       (0.12)       (0.10)       (0.08)         --

From net realized gain .............        --           --           --           --           --         (1.26)         --
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------
Total distributions ................        --         (0.17)       (0.21)       (0.12)       (0.10)       (1.34)         --
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------
Paid in capital from
  redemption fees (Note 2) .........        --           --          0.01         0.05          --           --           --
                                      ---------    ---------    ---------    ---------    ---------    ---------    ---------
Net asset value, end of period .....  $   31.02    $   29.77    $   21.74    $   24.37    $   26.06    $   37.83    $   30.52
                                      =========    =========    =========    =========    =========    =========    =========

Total return .......................       4.27%(4)    37.76%       (9.92)%      (6.00)%(4)  (30.89)%      28.53%       22.08%(4)(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)  $    42.4    $    37.5    $    28.1    $    41.0    $    60.8    $    62.8    $    10.1

Portfolio turnover rate ............      47.66%(4)    54.68%       34.53%       42.12%(4)    71.99%       35.97%       22.90%(3)

RATIO OF EXPENSES TO AVERAGE NET
ASSETS:
Before fees waived
  and expenses absorbed/recouped ...       1.70%(6)     1.54%        1.64%        1.46%(6)     1.32%        1.73%        7.79%(6)

After fees waived
  and expenses absorbed/recouped ...       1.70%(6)     1.54%        1.64%        1.46%(6)     1.37%        1.91%        1.61%(6)

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed/recouped ...       0.63%(6)     0.91%        0.54%        0.82%(6)     0.69%       (0.63)%      (6.26)%(6)

After fees waived
  and expenses absorbed/recouped ...       0.63%(6)     0.91%        0.54%        0.82%(6)     0.74%       (0.81)%      (0.08)%(6)

        (1) Inception of Portfolio.
        (2) Unaudited.
        (3) In 2001, the Portfolio changed its fiscal year-end from March to December.
        (4) Not annualized.
        (5) Commencement of investment operations - October 2, 1998. (6)
            Annualized.




SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  ROCHDALE INVESTMENT TRUST


FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Dividend & Income
                                                                                    Portfolio
                                             ---------------------------------------------------------------------------------------
                                             Six Months      Year          Year        4/1/01          Year       6/1/99 (1)
                                               Ended         Ended         Ended       through         Ended       through
                                             06/30/04 (2)  12/31/03      12/31/02    12/31/01 (3)     3/31/01      3/31/00
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....   $   23.48     $   18.00     $   26.19     $   23.77     $   30.40     $   25.00
                                             ---------     ---------     ---------     ---------     ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .............       0.40           0.22         (0.29)        (0.29)        (0.45)        (0.13)
Net realized and unrealized
  gain (loss) on investments .............       0.13           5.37         (7.92)         2.75         (6.15)         5.53
                                             ---------     ---------     ---------     ---------     ---------     ---------
Total from investment operations .........       0.53           5.59         (8.21)         2.46         (6.60)         5.40
                                             ---------     ---------     ---------     ---------     ---------     ---------
LESS DISTRIBUTIONS:
From net investment income ...............       (0.42)        (0.12)          --            --            --            --
From net realized gain ...................         --            --            --          (0.06)        (0.06)          --
Return of capital ........................         --            --            --            --            --            --
                                             ---------     ---------     ---------     ---------     ---------     ---------
Total distributions ......................      (0.42)         (0.12)          --          (0.06)        (0.06)          --
                                             ---------     ---------     ---------     ---------     ---------     ---------
Paid in capital from redemption
  fees (Note 2) ..........................         --           0.01          0.02          0.02          0.03           --
                                             ---------     ---------     ---------     ---------     ---------     ---------
Net asset value, end of period ...........   $   23.59     $   23.48     $   18.00     $   26.19     $   23.77     $   30.40
                                             =========     =========     =========     =========     =========     =========
Total return .............................        2.25%(4)     31.15%       (31.27)%       10.42%(4)    (21.66)%       21.60%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) .....   $    18.2     $    10.8     $     4.6     $    10.0     $     9.8     $     8.6

Portfolio turnover rate ..................       0.59%(4)     111.78%(5)     28.89%        52.46%(4)     95.97%        22.48%(4)

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed ..................       1.48%(6)       2.54%         2.24%        1.98%(6)      1.96%          5.64%(6)
After fees waived
  and expenses absorbed ..................       1.35%(6)       1.60%         1.85%        1.85%(6)      1.85%          1.83%(6)

RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS:
Before fees waived
  and expenses absorbed ..................       3.79%(6)       0.82%        (1.37)%       (1.51)%(6)   (1.77)%        (5.11)%(6)
After fees waived
  and expenses absorbed ..................       3.92%(6)       1.76%        (0.98)%       (1.39)%(6)   (1.66)%        (1.30)%(6)


        (1) Inception of Portfolio.
        (2) Unaudited
        (3) In 2001, the Portfolio changed its fiscal year-end from March to December.
        (4) Not annualized.
        (5) Prior to June 27, 2003, the Dividend & Income Portfolio operated as the Rochdale Alpha Portfolio, with a different objective and strategy, and as such experienced higher than normal turnover in 2003.
        (6) Annualized.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Intermediate Fixed
                                                                                Income Portfolio
                                             ----1----------------------------------------------------------------------------------
                                              Six Months           Year             Year             Year          12/31/99 (1)
                                                Ended              Ended            Ended            Ended           through
                                             06/30/04 (2)        12/31/03         12/31/02         12/31/01        12/31/00 (3)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $   26.82           $   27.92        $   26.81        $   25.77        $   25.00
                                             ---------           ---------        ---------        ---------        ---------
Income from investment operations:
Net investment income (loss) ......               0.46                1.37             1.35             1.49            1.12
Net realized and unrealized
  gain (loss) on investments ......              (0.51)              (0.18)            1.08             1.00            0.67
                                             ---------           ---------        ---------        ---------        ---------
Total from investment
  operations .......................             (0.05)               1.19             2.43             2.49            1.79
                                             ---------           ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS:
From net investment income .........             (0.58)              (1.37)           (1.34)           (1.42)           (1.02)
From net realized gain .............               --                (0.82)             --             (0.03)             --
Return of capital ..................               --                (0.14)
                                             ---------           ---------        ---------        ---------        ---------
Total distributions ................             (0.58)              (2.33)           (1.34)           (1.45)           (1.02)
                                             ---------           ---------        ---------        ---------        ---------
Paid in capital from
  redemption fees (Note 2) .........               --                 0.04             0.02              --               --
                                             ---------           ---------        ---------        ---------        ---------
Net asset value, end of period .....         $   26.19           $    26.8        $   27.92        $   26.81        $   25.77
                                             =========           =========        =========        =========        =========
Total return .......................             (0.21)%(4)           4.42%            9.37%            9.80%            7.56%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)         $    24.2           $    29.4        $    36.0        $    14.3        $      2.6

Portfolio turnover rate ............             26.36%(4)          123.50%           46.93%           20.89%           40.95%

RATIO OF EXPENSES TO AVERAGE
NET ASSETS:
Before fees waived
  and expenses absorbed ............              1.11%(5)            0.89%            0.88%            1.35%           11.24%
After fees waived
  and expenses absorbed ............              0.90%(5)            0.88%            0.70%            0.54%            0.00%

RATIO OF NET INVESTMENT
INCOME (LOSS) TO AVERAGE NET
ASSETS:
Before fees waived
  and expenses absorbed ............              3.94%(5)            4.63%            4.98%            5.04%           (2.19)%

After fees waived
  and expenses absorbed ............              4.15%(5)            4.64%            5.16%            5.85%            9.05%


        (1) Inception of Portfolio.
        (2) Unaudited.
        (3) These amounts were restated in 2001.
        (4) Not annualized.
        (5) Annualized.





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                  ROCHDALE INVESTMENT TRUST



NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (Unaudited) NOTE 1 - ORGANIZATION

The Rochdale Large Growth Portfolio, Rochdale Large Value Portfolio, Rochdale Mid/Small Growth Portfolio, Rochdale Mid/Small Value Portfolio, Rochdale Atlas Portfolio, Rochdale Dividend & Income Portfolio and Rochdale Intermediate Fixed Income Portfolio (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. Rochdale Investment Management LLC (the "Advisor") is the Advisor to the Portfolios.

The Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, and Intermediate Fixed Income Portfolios commenced operations on December 31, 1999. The Rochdale Atlas Portfolio was established in June 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investment operations did not commence until October 2, 1998, for the Rochdale Atlas Portfolio. The Rochdale Dividend & Income Portfolio commenced operations on June 1, 1999.

The Rochdale Large Growth Portfolio is a large-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in growth-style equity securities of larger U.S. companies classified within growth industries within the S&P 500.

The Rochdale Large Value Portfolio is a large-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in value-style equity securities of larger U.S. companies classified within value industries within the S&P 500.

The Rochdale Mid/Small Growth Portfolio is a mid- and small-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in growth-style equity securities of U.S. companies classified within growth industries within the S&P 400 and 600 indices.

The Rochdale Mid/Small Value Portfolio is a mid- and small-cap domestic equity fund with the investment objective of long-term growth of capital. It seeks to achieve its objective by investing primarily in value-style equity securities of U.S. companies classified within value industries within the S&P 400 and 600 indices.

The Rochdale Atlas Portfolio is a foreign equity fund with the investment objective of long-term capital appreciation. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that the Advisor has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

The Rochdale Dividend & Income Portfolio is a dividend-paying equity securities fund. Its investment objective is significant income and, as a secondary focus, long-term capital appreciation. It seeks income primarily from a diversified portfolio of income-generating securities, including dividend-paying equity and fixed income securities.

The Rochdale Intermediate Fixed Income Portfolio is a fixed income fund with the investment objective of current income. It seeks to achieve its objective by investing primarily in debt instruments with the intention of holding them to maturity.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with accounting principles generally accepted in the United States of America.

                            ROCHDALE INVESTMENT TRUST

A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

B. SHARE VALUATION. Each Portfolio's share price (net asset value) is determined as of the close of the regular session of trading on the NASDAQ (normally 4:00 p.m., eastern time). The net asset value per share of each Portfolio is calculated by dividing the sum of the value of the securities held by the Portfolio plus cash or other assets minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Portfolio, rounded to the nearest cent. The offering and redemption price per share of each Portfolio is equal to a Portfolio's net asset value per share. The Portfolios charge a redemption fee on shares redeemed or exchanged within 18 months of purchase and which were not subject to a sales charge at the time of purchase or to a contingent deferred sales charge at the time of redemption. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. Each Portfolio will retain the fee charged as paid-in capital and such fees become part of the Portfolio's daily net asset value ("NAV") calculations.

C. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required. The Large Growth, Large Value, Dividend & Income, and Intermediate Fixed Income Portfolios had net realized capital losses of approximately $40,000, $12,000, $4,000, and $77,000, respectively, during the period November 1, 2003, through December 31, 2003. These losses are treated for federal income tax purposes as arising during the Portfolios' tax year ending December 31, 2004. These "post-October" losses may be utilized in future years to offset net realized capital gains prior to distributing such gains to shareholders. At December 31, 2003, certain Portfolios had tax basis capital losses, which may be carried over to offset future capital gains. Such approximate losses expire as follows:


     PORTFOLIO                                      2008              2009             2010          2011
     --------------------------------------------------------------------------------------------------------
     Rochdale Large Growth Portfolio              $    --         $    560,000     $ 2,161,000     $  894,000
     Rochdale Large Value Portfolio                  3,000             145,000       2,031,000      1,161,000
     Rochdale Mid/Small Growth Portfolio               --                 --         2,180,000          --
     Rochdale Mid/Small Value Portfolio                --                 --           527,000          --
     Rochdale Atlas Portfolio                          --           20,066,000       6,105,000          --
     Rochdale Dividend & Income Portfolio              --              686,000       1,875,000          --

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

                                  ROCHDALE INVESTMENT TRUST

E. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

F. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

G. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     The Dividend & Income Portfolio has made certain investments in real estate investment trusts ("REITs") which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REIT's taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its distributions to its shareholders and, accordingly, a portion of the Fund's distributions may also be designated as a return of capital.

H. OPTION WRITING. Each Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

I. LOANS OF PORTFOLIO SECURITIES. Each Portfolio may lend its portfolio securities to banks, brokers and dealers. Lending portfolio securities exposes a Portfolio to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Portfolio may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with Portfolios' custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 102% of the market value of the loaned securities. Each Portfolio will limit the amount of its loans of portfolio securities to no more than 50% of its total assets.

                                  ROCHDALE INVESTMENT TRUST



     NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (Unaudited), Continued At June 30, 2004, each Portfolio loaned equity securities having a fair value and received equity securities collateral for the loan as follows:

     PORTFOLIO                                       FAIR VALUE      COLLATERAL
     --------------------------------------------------------------------------
     Rochdale Large Growth Portfolio               $ 1,486,556      $ 1,532,215
     Rochdale Large Value Portfolio                  2,238,668        2,303,489
     Rochdale Mid/Small Growth Portfolio             4,951,252        5,126,112
     Rochdale Mid/Small Value Portfolio              2,677,331        2,775,568
     Rochdale Atlas Portfolio                        8,511,353        8,895,169
     Rochdale Intermediate Fixed Income Portfolio    1,952,346        2,005,000

J. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

K. RECLASSIFICATION OF CAPITAL ACCOUNTS. The Portfolio accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES.

 NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

 The Advisor provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from the Atlas Portfolio; 0.65% from the Dividend & Income Portfolio; 0.50% from the Large Growth, Large Value, Mid/Small Growth, and Mid/Small Value Portfolios; and 0.40% from the Intermediate Fixed Income Portfolio, based upon the average daily net assets of each Portfolio.

 The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.25%, 1.25%, 1.35%, 1.35%, 1.95%, 1.35%, and 0.90% of average net assets for the Rochdale Large Growth, Large Value, Mid/Small Growth, Mid/Small Value, Atlas, Dividend & Income, and Intermediate Fixed Income Portfolios, respectively. Any reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended June 30, 2004, the Advisor has reimbursed for expenses in excess of the limit in the amounts of $537 for the Large Growth Portfolio, $9,456 for the Dividend & Income Portfolio and $28,710 for the Intermediate Fixed Income Portfolio. The Advisor has recouped for expenses previously reimbursed of $4,798 for the Large Value Portfolio, $10,153 for the Mid/Small Growth Portfolio, and $11,371 for the Mid/Small Value Portfolio.

                            ROCHDALE INVESTMENT TRUST

At June 30, 2004, the cumulative amount available for reimbursement that has been paid and/or waived by the Advisor on behalf of the Funds are as follows:

PORTFOLIO                                                       UNRECOUPED
--------------------------------------------------------------------------------
Rochdale Large Growth Portfolio                                  $ 30,915
Rochdale Large Value Portfolio                                     26,678
Rochdale Mid/Small Growth Portfolio                                24,479
Rochdale Mid/Small Value Portfolio                                 26,240
Rochdale Dividend & Income Portfolio                               93,134
Rochdale Intermediate Fixed Income Portfolio                      141,781

At June 30, 2004, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

                                                                  DECEMBER 31,
PORTFOLIO                                        2004            2005            2006           2007
-------------------------------------------------------------------------------------------------------
Rochdale Large Growth Portfolio            $    25,780     $      --        $    4,598       $   537
Rochdale Large Value Portfolio                  26,678            --              --
Rochdale Mid/Small Growth Portfolio             24,479            --              --
Rochdale Mid/Small Value Portfolio              26,240            --              --
Rochdale Dividend & Income Portfolio            10,067         29,596          44,015          9,456
Rochdale Intermediate
Fixed Income Portfolio                          64,785         42,225           6,061         28,710

RIM Securities LLC, an affiliate of the Advisor, which serves as the distributor of the Trust's shares has advised the Trust that it retained net selling commission for the six months ended June 30, 2004 as follows:

PORTFOLIO                                        RETAINED NET SELLING COMMISSION
--------------------------------------------------------------------------------
Rochdale Large Growth Portfolio                            $    76
Rochdale Large Value Portfolio                                  51
Rochdale Mid/Small Growth Portfolio                             52
Rochdale Mid/Small Value Portfolio                              60
Rochdale Atlas Portfolio                                        28
Rochdale Dividend & Income Portfolio                         2,838

The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses up to an annual rate of 0.25% of each Portfolio's average net assets to RIM Securities LLC, an affiliate of the Advisor, as distributor. For the six months ended June 30, 2004, the amounts paid or accrued to the Distributor were as follows:

PORTFOLIO                                             DISTRIBUTION PLAN EXPENSE
--------------------------------------------------------------------------------
Rochdale Large Growth Portfolio                           $    24,747
Rochdale Large Value Portfolio                                 29,405
Rochdale Mid/Small Growth Portfolio                            26,499
Rochdale Mid/Small Value Portfolio                             28,020
Rochdale Atlas Portfolio                                       50,303
Rochdale Dividend & Income Portfolio                           18,174
Rochdale Intermediate Fixed Income Portfolio                   34,501

                            ROCHDALE INVESTMENT TRUST

U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountant; coordinates the preparation and payment of Portfolio expenses and reviews the Portfolio's expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee per Portfolio of $22,500.

RIM Securities LLC also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

During the six months ended June 30, 2004, RIM Securities LLC received $44,803 in brokerage fee commissions with respect to the Portfolios' portfolio transactions, which constituted 31% of the Portfolios' brokerage commissions during the period.

PORTFOLIO                                                         COMMISSIONS
-----------------------------------------------------------------------------
Rochdale Large Growth Portfolio                                   $   1,647
Rochdale Large Value Portfolio                                        7,819
Rochdale Mid/Small Growth Portfolio                                   5,348
Rochdale Mid/Small Value Portfolio                                    8,747
Rochdale Atlas Portfolio                                             13,112
Rochdale Dividend & Income Portfolio                                  7,759
Rochdale Intermediate Fixed Income Portfolio                            371
                                                                  ---------
                                                                  $  44,803
                                                                  ---------

Certain officers and trustees of the Trust are also officers and/or directors of the Advisor, Distributor, or Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, other than short-term investments, for the six months ended June 30, 2004, are as follows:

PORTFOLIO                                       PURCHASES         SALES
-------------------------------------------------------------------------
Rochdale Large Growth Portfolio                $ 3,654,496   $ 2,955,544
Rochdale Large Value Portfolio                  12,351,414    11,826,053
Rochdale Mid/Small Growth Portfolio              8,329,635     7,532,505
Rochdale Mid/Small Value Portfolio               9,385,735     9,062,245
Rochdale Atlas Portfolio                        21,668,673    19,066,932
Rochdale Dividend & Income Portfolio             7,163,994        85,080
Rochdale Intermediate Fixed Income Portfolio     6,954,737    11,445,556

                                  ROCHDALE INVESTMENT TRUST



NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (Unaudited), Continued

NOTE 5 - TAX INFORMATION

As of June 30, 2004, the components of distributable earnings on a tax basis were as follows:

                                                                                               MID/SMALL          MID/SMALL
                                                         LARGE GROWTH        LARGE VALUE        GROWTH              VALUE
                                                         PORTFOLIO           PORTFOLIO         PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes                $   19,537,812      $   23,426,000     $   23,446,248      $   23,014,381
Gross tax unrealized appreciation                        2,638,942           2,826,541          5,005,964           4,340,191
Gross tax unrealized depreciation                         (469,458)           (235,789)          (344,643)           (264,986)
Net tax unrealized appreciation
  on investments                                         2,169,484           2,590,752          4,661,321           4,075,205
                                                    --------------      --------------     --------------      --------------
Net tax unrealized appreciation                     $    2,169,484      $    2,590,752     $    4,661,321      $    4,075,205
UNDISTRIBUTED NET INVESTMENT INCOME                            --               67,461               --                15,083

                                                                             DIVIDEND &       INTERMEDIATE
                                                         ATLAS               INCOME           FIXED INCOME
                                                         PORTFOLIO           PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
Cost of investments for tax purposes                $   44,901,443      $  17,609,873       $  26,394,350
Gross tax unrealized appreciation                        8,157,259            982,247             343,762
Gross tax unrealized depreciation                       (1,893,649)          (248,006)           (624,718)
Net tax unrealized appreciation
(depreciation) on investments                            6,264,773            734,241            (280,956)
Net tax depreciation on derivatives
  and foreign-currency denominated
  assets and liabilities                                    (1,163)               --                 --
                                                    --------------      --------------     --------------
Net tax unrealized appreciation
(depreciation)                                      $    6,263,610       $    734,241        $  (250,956)
UNDISTRIBUTED NET INVESTMENT INCOME                        294,060             43,410                --



                            ROCHDALE INVESTMENT TRUST



NOTES TO FINANCIAL STATEMENTS AT JUNE 30, 2004 (Unaudited), Continued

NOTE 6 - TRUSTEE AND OFFICER INFORMATION

The Trustees of the Trust, who were elected for an indefinite term by the initial shareholders of the Trust, are responsible for the overall management of the Trust, including, general supervision and review of the investment activities of the Portfolios. The Trustees, in turn, elect the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series. The current Trustees and officers, their affiliations and principal occupations for the past five years are set forth below. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-245-9888.

                                       POSITION(S)     LENGTH                                                    OTHER
                                       HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)                    DIRECTORSHIPS
NAME, ADDRESS, AND AGE                 TRUST           SERVED         DURING THE PAST 5 YEARS                    HELD
------------------------------------------------------------------------------------------------------------------------------------
Carl Acebes*                           Chairman        Since          Chairman and Chief Investment              None
Rochdale Investment Trust              and Trustee     1998           Officer of Rochdale Investment
570 Lexington Ave.                                                    Management
New York, NY 10022
Age: 58

Maxime C. Baretge                      Trustee         Since          President of P.A. Pommares                 None
Rochdale Investment Trust                              1998           Agencies, S.A. (luxury goods
570 Lexington Ave.                                                    distribution)
New York, NY 10022
Age: 63

Jerry Roland                           Trustee         Since          Consultant, Credit Suisse-First            None
Rochdale Investment Trust                              2001           Boston, (securities & investment
570 Lexington Ave.                                                    banking)
New York, NY 10022
Age: 68

Garrett R. D'Alessandro*               President       Since          President, Chief Executive Officer,        None
Rochdale Investment Trust              and             1998           and Director of Research of
570 Lexington Ave.                     Secretary                      Rochdale Investment Management
New York, NY 10022
Age: 47

Jane Molbert*                          Treasurer       Since          Vice President, Finance of Rochdale        None
Rochdale Investment Trust                              2003           Investment Management
570 Lexington Ave.
New York, NY 10022
Age: 50


* Denotes "Interested person" of the Trust under the 1940 Act.

                       This page intentionally left blank.

                                     ADVISOR
                       Rochdale Investment Management LLC
                       570 Lexington Avenue New York, New
                         York 10022-6837 (800) 245-9888
                                        o
                                   DISTRIBUTOR
                        RIM Securities LLC 570 Lexington
                   Avenue New York, New York 10022-6837 (800)
                                    245-9888
                                        o
                                    CUSTODIAN
                      Union Bank of California 475 Sansome
                       Street - 15th Floor San Francisco,
                                California 94111
                                        o
                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services LLC
                       615 East Michigan Street Milwaukee,
                         Wisconsin 53202 (866) 209-1967
                                        o
                             INDEPENDENT ACCOUNTANTS
                        Tait, Weller & Baker 1818 Market
                        Street, Suite 2400 Philadelphia,
                               Pennsylvania 19103



This report is intended for shareholders of the Portfolios and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue New York, NY
10022-6837 800-245-9888
www.rochdale.com

You can discuss your questions about the Portfolios, and request other information, including the Prospectus and Statement of Additional Information
(SAI), free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. The Prospectus and SAI provide detailed information about the Portfolios.

You can review and copy information about the Portfolios, including the Portfolios' Prospectus and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-0102 (1-202-942-8090). You may also send an e-mail to the publicinfo@sec.gov. You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.



(Rochdale Investment Trust's SEC
Investment Company Act File number is
811-08685)

ITEM 2. CODE OF ETHICS.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE FOR SEMI-ANNUAL REPORTS.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable for periods ending before July 9, 2004.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Incorporate by reference to previous Form N-CSR filing.

     (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

     (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(B) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


         (Registrant)  ROCHDALE INVESTMENT TRUST

         By (Signature and Title) /S/ GARRETT R. D'ALESSANDRO
                                  ---------------------------
                                  Garrett R. D'Alessandro, President

         Date   SEPTEMBER 7, 2004



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         By (Signature and Title)*  /S/ GARRETT R. D'ALESSANDRO
                                    ---------------------------
                                    Garrett R. D'Alessandro, President


         Date SEPTEMBER 7, 2004

         By (Signature and Title)*  /S/ JANE MOLBERT
                                    ----------------
                                    Jane Molbert, Treasurer

         Date SEPTEMBER 7, 2004

* Print the name and title of each signing officer under his or her signature.